Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	22,311,513

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 123,398	$ 101,149
Interest bearing deposits, including designated deposits	10,000
Trade accounts receivable	79,354	75,350
Other receivables	5,379	5,000
Inventories	65,570	69,024
Other current assets	14,804	15,567
Total current assets	298,505	266,090
LONG-TERM INVESTMENTS	12,963	12,644
PROPERTY AND EQUIPMENT, NET	434,468	498,683
INTANGIBLE ASSETS, NET	47,936	58,737
GOODWILL	7,000	7,000
OTHER ASSETS, NET	13,768	14,067
TOTAL ASSETS	814,640	857,221
CURRENT LIABILITIES
Short-term bank debt and current maturities of debentures	49,923	48,255
Trade accounts payable	81,372	111,620
Deferred revenue and short-term customers' advances	1,784	5,731
Other current liabilities	36,240	64,654
Total current liabilities	169,319	230,260
LONG-TERM LOANS FROM BANKS	94,992	103,845
DEBENTURES	193,962	197,765
LONG-TERM CUSTOMERS' ADVANCES	7,407	7,941
EMPLOYEE RELATED LIABILITIES	77,963	97,927
DEFERRED TAX LIABILITY	26,804	20,428
OTHER LONG-TERM LIABILITIES	24,168	24,352
Total liabilities	594,615	682,518
SHAREHOLDERS' EQUITY	220,025	174,703
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 814,640	$ 857,221

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
REVENUES	$ 638,831	$ 611,023	$ 509,262
COST OF REVENUES	560,046	526,198	402,077
GROSS PROFIT	78,785	84,825	107,185
OPERATING COSTS AND EXPENSES
Research and development	31,093	24,886	23,876
Marketing, general and administrative	44,413	48,239	39,986
Acquisition related and reorganization costs	5,789	1,493
TOTAL OPERATING COSTS AND EXPENSES	81,295	74,618	63,862
OPERATING PROFIT (LOSS)	(2,510)	10,207	43,323
INTEREST EXPENSES, NET	(31,808)	(27,797)	(26,406)
OTHER FINANCING EXPENSE, NET	(27,583)	(12,505)	(46,519)
GAIN FROM ACQUISITION		19,467
OTHER INCOME (EXPENSE), NET	(1,042)	13,460	65
PROFIT (LOSS) BEFORE INCOME TAX	(62,943)	2,832	(29,537)
INCOME TAX EXPENSE	(7,326)	(21,362)	(12,830)
LOSS FOR THE PERIOD	$ (70,269)	$ (18,530)	$ (42,367)
BASIC LOSS PER ORDINARY SHARE
Loss per share	$ (3.25)	$ (0.92)	$ (2.7)
Weighted average number of ordinary shares outstanding - in thousands	21,623	20,138	15,688

Consolidated Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Loss [Abstract]
Loss for the period	$ (70,269)	$ (18,530)	$ (42,367)
Foreign currency translation adjustment	(9,097)	3,729
Change in employees plan assets and benefit obligations, net of taxes $1,591, $174 and $301 for the years ended December 31, 2012, 2011 and 2010, respectively	2,440	518	(585)
Net unrealized gains (losses) on derivatives	1,090	(1,326)	1,254
Comprehensive loss for the period	$ (75,836)	$ (15,609)	$ (41,698)

Consolidated Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Loss [Abstract]
Change in employees plan assets and benefit obligations, tax	$ 1,591	$ 174	$ 301

Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Cumulative stock based compensation [Member]	Treasury Stock [Member]	Accumulated Other comprehensive income (loss) [Member]	Accumulated deficit [Member]
BALANCE at Dec. 31, 2009	$ 56,014	$ 50,251	$ 691,736	$ 311,472	$ 22,569	$ (9,072)	$ (1,498)	$ (1,009,444)
BALANCE, shares at Dec. 31, 2009		13,351
Issuance of shares and warrants	58,790	11,336	47,454
Issuance of shares and warrants, shares		2,838
Conversion of convertible debentures to shares	34,444	5,661	28,783
Conversion of convertible debentures to shares, shares		1,403
Tax benefit relating to stock based compensation	212		212
Employee stock-based compensation	6,413				6,413
Exercise of options	1,129	805	324
Exercise of options, shares		197
Benefical conversion feature, Note 13E
Stock-based compensation	2,478		2,478
Other comprehensive income (loss)	669						669
Loss for the year	(42,367)							(42,367)
BALANCE at Dec. 31, 2010	117,782	68,053	770,987	311,472	28,982	(9,072)	(829)	(1,051,811)
BALANCE, shares at Dec. 31, 2010		17,789
Shares issued in consideration of acquisition of a subsidiary	22,630	5,777	16,853
Shares issued in consideration of acquisition of a subsidiary, shares		1,312
Issuance of shares and warrants	34,808	7,557	27,251
Issuance of shares and warrants, shares		1,805
Conversion of convertible debentures to shares	6,480	1,118	5,362
Conversion of convertible debentures to shares, shares		277
Tax benefit relating to stock based compensation	45		45
Employee stock-based compensation	8,107				8,107
Exercise of options	460	515	(55)
Exercise of options, shares		123
Benefical conversion feature, Note 13E
Other comprehensive income (loss)	2,921						2,921
Loss for the year	(18,530)							(18,530)
BALANCE at Dec. 31, 2011	174,703	83,020	820,443	311,472	37,089	(9,072)	2,092	(1,070,341)
BALANCE, shares at Dec. 31, 2011		21,306
Issuance of shares and warrants	5,115	796	4,319
Issuance of shares and warrants, shares		200
Employee stock-based compensation	5,737				5,737
Exercise of options	538	486	52
Exercise of options, shares		125
Benefical conversion feature, Note 13E	109,768		109,768
Capital notes		2,978	3,232	(6,210)
Capital notes, shares		767
Other comprehensive income (loss)	(5,567)						(5,567)
Loss for the year	(70,269)							(70,269)
BALANCE, NET OF TREASURY STOCK AS OF DECEMBER 31, 2012, shares		22,312
BALANCE at Dec. 31, 2012	$ 220,025	$ 87,280	$ 937,814	$ 305,262	$ 42,826	$ (9,072)	$ (3,475)	$ (1,140,610)
BALANCE, shares at Dec. 31, 2012		22,398

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Cash Provided by (Used in) Operating Activities [Abstract]
Loss for the period	$ (70,269)	$ (18,530)	$ (42,367)
Income and expense items not involving cash flows:
Depreciation and amortization	173,585	162,679	143,023
Effect of indexation, translation and fair value measurement on debt	13,544	(9,312)	26,208
Other (expense) income, net and reorganization costs	6,831	(15,899)	(65)
Gain from acquisition		(19,467)
Loss from notes exchange, net			2,350
Changes in assets and liabilities:
Trade accounts receivable	(6,857)	(7,686)	(28,061)
Other receivables and other current assets	(843)	3,999	(2,316)
Inventories	2,316	(3,999)	(10,262)
Trade accounts payable	(7,603)	21,733	(2,834)
Deferred revenue and customers' advances	(4,475)	(35,858)	16,572
Other current liabilities	(23,942)	18,174	13,445
Deferred tax liability, net	9,126	4,791	1,130
Other long-term liabilities	3,840	7,368	4,622
Net cash provided by operating activities before reorganization	95,253	107,993	121,445
Reorganization - retirement plan	(20,074)
Net cash provided by operating activities	75,179	107,993	121,445
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(103,830)	(117,166)	(105,189)
Proceeds from investment realization		31,400
Proceeds related to sale and disposal of property and equipment		5,751	600
Investments in other assets, intangible assets and others	(4,498)		(1,521)
Acquisition of subsidiary consolidated for the first time (a)		(40,000)
Investment grants received	2,618	33,292
Interest bearing deposits, including designated deposits	(10,000)	98,007	(98,007)
Net cash provided by (used in) investing activities	(115,710)	11,284	(204,117)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of debentures and shareholders' equity	104,690	22,653	158,825
Proceeds from long-term loans	14,443
Short-term bank debt	3,800
Debts repayment	(55,854)	(141,242)	(57,599)
Net cash provided by (used in) financing activities	67,079	(118,589)	101,226
Effect of foreign exchange rate change	(4,299)	86	26
INCREASE IN CASH AND CASH EQUIVALENTS	22,249	774	18,580
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	101,149	100,375	81,795
CASH AND CASH EQUIVALENTS - END OF PERIOD	123,398	101,149	100,375
NON-CASH ACTIVITIES
Investments in property and equipment	8,737	15,546	7,896
Stock based compensation to the Banks			2,478
Beneficial conversion feature	109,768
Conversion of convertible debentures to share capital and exercise of warrant		7,006	37,567
Shares issued to the Banks in consideration for the interest reduction, following September 2006 amendment with the Banks		12,087
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	46,454	23,357	21,641
Cash paid during the period for income taxes	852	2,907	3,757
(a) ACQUISITION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 3:
Working capital (excluding cash and cash equivalents)		(2,534)
Property, plant, and equipment, including real estate		145,559
Intangible assets		11,156
Other assets		2,900
Long-term liabilities		(74,984)
Net assets as of acquisition date		82,097
Less:
Issuance of share capital		22,630
Gain from acquisition		19,467
Total		42,097
Cash paid for the acquisition of a subsidiary consolidated for the first time		$ 40,000

DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF BUSINESS AND GENERAL [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1 -     DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. ("Tower") include the financial statements of Tower and its wholly-owned subsidiaries (i) Jazz Technologies, Inc., the parent company and its wholly-owned subsidiary, Jazz Semiconductor, Inc., an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies and its wholly-owned subsidiaries are collectively referred to herein as "Jazz"), and (ii) TowerJazz Japan Ltd. ("TJP"), an independent semiconductor foundry in Nishiwaki, Japan. Tower and its wholly-owned subsidiaries are referred to as the "Company". The Company is a global specialty foundry leader, manufacturing integrated circuits with geometries ranging from 1.0 to 0.11micron. The Company provides industry leading design enablement tools to allow complex designs to be achieved quickly and more accurately and offers a broad range of customizable process technologies including SiGe, BiCMOS, mixed-signal and RFCMOS, CMOS image sensor, power management (BCD) and non-volatile memory (NVM) as well as MEMS capabilities. To provide multi-fab sourcing for its customers, the Company maintains two manufacturing facilities in Israel, one in the U.S. (Jazz), and one in Japan (TJP).

Tower's ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange under the symbol TSEM.

During the past few years, the Company has experienced business and financial improvement, as reflected by the improvement in the Company's revenue and margins as compared to the period prior to mid-2009 which was negatively affected by the global economic downturn that commenced in 2008. However, following the recent economic slowdown worldwide and specifically in the semiconductor industry, the Company has experienced weakening customer demand and reduced rate of growth.

Market analysts are currently cautious with respect to the global economic conditions forecasted for 2013 and beyond, and there can be no assurance that the global economic conditions will not negatively affect the Company's business and financial position. The effects of continued downturn in the semiconductor industry and/or in the global economy may include global decreased demand, downward price pressure, excess inventory and unutilized capacity worldwide, which may negatively impact consumer and customer demand for the Company's products and the end products of the Company's customers. A downturn in the semiconductor industry and/or in the global economy may adversely affect the Company's commercial relationships with its customers, suppliers, and creditors, including its lenders, its plans to continue its capacity growth, and the Company's future financial results and position, including its ability to raise funds in the capital markets and to fulfill its debt obligations and other liabilities, comprised mainly of banks' loans and debentures.

The Company is exploring various ways to fund its capacity and capabilities growth plans, the ramp-up of its business, technology capabilities and to fulfill its debt obligations and other liabilities. However, there is no assurance as to the extent of such funding or when, if at all, such funding will be available to the Company. Such funding may include, among others, debt restructuring and/or refinancing, possible financing transactions, sale of assets, intellectual property licensing, possible sale and lease-back of real estate assets and improving cash flow from operations thorough operating efficiencies.

See further details in Notes 7B, 12B, 13, 17.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company's consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Tower and its wholly-owned subsidiaries. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

C.	Cash and Cash - Equivalents

Cash and cash equivalents consist of banks deposits and short-term investments (primarily time deposits and certificates of deposit) with original maturities of three months or less.

D.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed mainly on the specific identification basis for accounts whose collectability, in the Company's estimation, is uncertain.

E.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined for raw materials and supplies mainly on the basis of the weighted average moving price per unit.

Cost is determined for work in process and finished goods on the basis of actual production costs.

F.	Property and Equipment

(1)
Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment and are incurred prior to their initial operation. Identifiable incremental, direct costs include costs associated with constructing, establishing and installing property and equipment, and costs directly related to pre-production test runs of property and equipment that are necessary to get it ready for its intended use. Maintenance and repairs are charged to expense as incurred.

Cost is presented net of investment grants received, and less accumulated depreciation and amortization.

Depreciation is calculated based on the straight-line method over the estimated economic lives commonly used in the industry of the assets or terms of the related leases, as follows:

Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware	3-7 years

(2)	Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

G.	Intangible Assets

Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the time of acquisition of Jazz and TJP. In addition, these assets include the cost of acquiring the Fab 2 technologies and incremental direct costs associated with implementing them until they are ready for their intended use.

These costs associated with the Fab 2 technologies were amortized over the expected estimated economic life of the technologies commonly used in the industry commencing on the date on which each technology was ready for its intended use.

The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions of Jazz and TJP are amortized over the expected estimated economic life of the intangible assets commonly used in the industry.

Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

H.	Other Assets

Prepaid Long-Term Land Lease

Prepaid lease payments to the Israel Land Administration ("ILA") as detailed in Note 16C are amortized over the lease period.

I.	Convertible Debentures

Under ASC 470-20 "Debt with Conversion and Other Options", the proceeds from the sale of debt securities with a conversion feature and other options are allocated to each of the securities issued based on their relative fair value.

ASC Topic 815 "Derivatives and Hedging" generally provides criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria are: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings, and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of Topic 815. In determining whether the embedded derivative should be bifurcated, the Company considers all other scope exceptions provided by that topic. One scope exception particularly relevant to convertibles is whether the embedded conversion feature is both indexed to and classified in the Company's equity.

J.	Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value is considered a discount on the debt and results in an adjustment to the yield of the debt.

See Note 13E for the determination of the Beneficial Conversion Feature in the Company's Series F debentures, according to ASC 470-20.

K.	Revenue Recognition

The Company's net revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from engineering and design support and other technical and support services. The majority of the Company's sales are achieved through the efforts of its direct sales force.

In accordance with ASC Topic 605 "Revenue Recognition", the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered, (iii) the price to the customer is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured. These criteria are usually met at the time of product shipment. Revenues are recognized when the acceptance criteria are satisfied, based on performing electronic, functional and quality tests on the products prior to shipment. Such Company testing reliably demonstrates that the products meet all of the specified criteria prior to formal customer acceptance.

The Company provides for sales returns and allowances relating to specified yield or quality commitments as a reduction of revenues at the time of shipment based on historical experience and specific identification of events necessitating an allowance.

Revenues for engineering, design and other support services are recognized ratably over the contract term or as services are performed.

Advances received from customers towards future engineering services and/or product purchases are deferred until services are rendered or products are shipped to the customer.

Revenue relating to turn-key agreement, including  as detailed in Note 16D(2), are recognized based on ASC 605-35 (formerly SOP 81-1 "Accounting for Performance of Construction Type and Certain Production Type Contracts") using the percentage of completion method. Measurement of the percentage toward completion is determined based on the ratio of actual labor hours completed to total labor hours estimated to be completed over the duration of the contract. Such measurement involves management's estimates and judgment and are based on a detailed project plan, the Company's substantial experience in building a fab, transferring and implementing new technologies and engaging sub-contractors and experts.

L.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

M.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

We evaluate how realizable our deferred tax assets are for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements, represent our unrecognized income tax benefits, which are recorded as a liability. Our policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

N.	Earnings (Loss) Per Ordinary Share

Basic earnings (losses) per share is calculated, in accordance with ASC Topic 260, "Earnings Per Share",  by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the reported period. Diluted earnings per share is calculated if relevant, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares taking in effect all potential dilutive ordinary shares.

O.	Comprehensive Income (Loss)

In accordance with ASC Topic 220, "Comprehensive Income", comprehensive income (loss) represents the change in shareholders' equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) represents gains and losses that are included in comprehensive income but excluded from net income.

P.	Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower and Jazz conduct their operations is the U.S. dollar ("dollar"). Thus, the dollar is the functional and reporting currency of Tower and Jazz. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TJP, whose functional currency is Japanese Yen have been translated into dollars. TJP's assets and liabilities have been translated using the exchange rates in effect on the balance sheet date. TJP's statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are charged or credited to other comprehensive income (loss).

Q.	Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 Compensation - Stock Compensation, under which employee share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation to employees and directors is measured at the grant date, based on the fair value of the award. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the award.

R.	Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

The Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10, "Property, Plant and Equipment".

Impairment of Goodwill

Goodwill is subject to an impairment test at least on an annual basis or upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of the unit, to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.

The Company conducted an impairment analysis as of December 31, 2012. The Company used the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology. As a result of this analysis, the carrying amount of the net assets, including goodwill were not considered to be impaired and the Company did not recognize any impairment of goodwill for the period ended December 31, 2012.

S.	Derivatives

Tower enters into derivatives from time to time, whether embedded or freestanding, that are denominated in currency other than its functional currency (generally in New Israel Shekels or "NIS"). Instruments settled with Tower's shares that are denominated in a currency other than the Company's functional currency are not eligible to be included in equity.

T.	Classification of liabilities and equity

Tower applies EITF Issue No. 07-5, "Determining Whether an Instrument (or an Embedded Feature) is indexed to an Entity's Own Stock". The consensus is an amendment to ASC 815-40 Contract in Entity's Own Equity. The amendment sets the criteria as to when an instrument that may be settled in the company's shares is also considered indexed to a company's own stock, for the purpose of classification of the instrument as a liability or equity.

U.	Reclassification and presentation

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2012 presentation.

All amount of shares and other securities convertibles to shares of the Company and per share data in these financial statements have been adjusted to reflect the effect of the reverse stock split completed in August 2012, see Note 17.

V.	Initial Adoption of New Standards

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and enhances fair value disclosure requirements. Effective January 1, 2012, the Company adopted the disclosure provisions included in ASU 2011-04. The adoption of ASU 2011-04 had no impact on our financial position or results of operations.

ACQUISITION OF NISHIWAKI FAB IN JAPAN	12 Months Ended
Dec. 31, 2012
ACQUISITION OF NISHIWAKI FAB IN JAPAN [Abstract]
ACQUISITION OF NISHIWAKI FAB IN JAPAN
NOTE 3 -     ACQUISITION OF NISHIWAKI FAB IN JAPAN

On June 3, 2011 the Company acquired the fabrication facility in Nishiwaki City, Hyogo, Japan owned by a wholly owned Japanese subsidiary of Micron Technology Inc. ("Micron"). The acquisition was effected through a new wholly owned Japanese subsidiary of the Company, which acquired the shares of and subsequently merged with Micron's Japanese subsidiary that held the assets of the fabrication facility and related business. The merged entity is named TowerJazz Japan Ltd. ("TJP").

The fair value of the consideration the Company paid was $62,630, of which $40,000 was paid in cash and $22,630 was paid through the issuance to Micron of 1.3 million ordinary shares of Tower. The costs incurred in connection with the acquisition were $1,493 and are included in operating expenses.

The purchase price has been allocated on the basis of the estimated fair value of the assets purchased and the liabilities assumed. The estimated fair value of the assets, net amounted to $82,097. As the purchase price was less than the fair value of net assets, the Company recognized a gross gain on the acquisition of $19,467.

Net profit for the year ended December 31, 2011 includes approximately $10,078 net positive effect from the acquisition, comprised of (i) approximately $19,467 gross gain from the acquisition, and (ii) approximately $9,389 of related tax provisions and other expenses directly associated with this acquisition.

The Company believes that the gain realized from the acquisition derived from (i) declining forecast and weakening demand for products manufactured by TJP, (ii) the fact that an acquisition of a fab as a whole is less costly than acquiring each fab component separately, (iii) limited opportunities to sell a fab while maintaining the employment level, and (iv) the natural disasters in Japan which occurred in March 2011.

The allocation of fair value to the assets acquired and liabilities assumed is as follows:

As of June 3, 2011
Current assets	$25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398

Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$82,097

The fair values set forth above are based on a valuation of TJP assets and liabilities performed by third party professional valuation experts hired by the Company to appraise the fair value of the assets in accordance with ASC 805 - "Business Combinations".

In addition, as part of said acquisition, TJP entered into a supply agreement with Micron. In accordance with this agreement, TJP will manufacture products for Micron at the Nishiwaki facility for at least three years from the acquisition date with process technologies licensed from Micron under a technology licensing agreement signed between the companies. Under the supply agreement, Micron is committed to purchase certain minimum volumes until the end of the second quarter of 2014 with a take-or-pay provision. The companies also agreed to provide each other with transition services required for the duration of the transition period of approximately two to three years from the acquisition date.

In order to ensure continued supply of wafers to Micron, Tower and Micron also executed a credit support agreement pursuant to which Tower and TJP, are subject to certain covenants and other protections until June 3, 2013.

Tower's ordinary shares issued to Micron are subject to lock-up arrangement with releases of 25% of the shares every six months ending on June 3, 2013.

The following unaudited pro forma financial information presents the Company's combined revenues and net loss as if TJP had been acquired as of the beginning of 2010.  The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets and depreciation of property, plant and equipment.  The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had TJP been acquired as of the beginning of 2010.

	Year ended December 31,
	2011	2010
	(Pro Forma)
Revenues	$745,740	$860,501
Net loss	$(16,153)	$(26,659)

OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES	NOTE 4 - OTHER RECEIVABLES Other receivables consist of the following:
	As of December 31,
	2012	2011
Government agencies	$2,773	$4,774
Others	2,606	226
	$5,379	$5,000	nbsp

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 5 -     INVENTORIES

Inventories consist of the following:

	As of December 31,
	2012	2011
Raw materials	$20,487	$18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
	$65,570	$69,024

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $4,194 and $5,778 as of December 31, 2012 and 2011, respectively.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
NOTE 6 -     LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	As of December 31,
	2012	2011
Severance pay funds (see Note 15B)	$11,307	$11,374
Others,(see also investment in limited partnership below)	1,656	1,270
	$12,963	$12,644

Investment in Limited Partnership:

In December 2007, Tower together with CMT Medical Technologies Ltd., a leading provider of advanced digital X-ray imaging systems for medical diagnosis, established a limited partnership to develop and market X-ray detectors for medical applications.  Tower owns 38% of the limited partnership and accounts for the investment in the limited partnership using the equity method.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 7 -     PROPERTY AND EQUIPMENT, NET

A.	Composition:

	As of December 31,
	2012	2011
Cost:
Buildings (including facility infrastructure)	$311,089	$312,804
Machinery and equipment	1,359,395	1,275,907
	1,670,484	1,588,711
Accumulated depreciation:
Buildings (including facility infrastructure)	(156,662)	(139,541)
Machinery and equipment	(1,079,354)	(950,487)
	(1,236,016)	(1,090,028)

	$434,468	$498,683

As of December 31, 2012 and 2011, the cost of buildings, machinery and equipment was reflected net of investment grants (see B below) in the aggregate of $284,406 and $282,512 respectively.

B.	Investment Grants

In December 2000, the Investment Center approved an investment program in connection with Fab 2 for expansion of Tower's plant. The approval certificate for the program entitled Tower to investment grants at a rate of 20% of qualified investments of up to $1,250,000, or aggregate grants up to $250,000. Under the terms of the program, investments in respect of Fab 2 were to have been completed by December 31, 2005, five years from the date the approval certificate was obtained. Due to the later than planned construction of Fab 2, market conditions and slower than planned ramp-up, Tower completed approximately 72% of the investments within the time frame stipulated in the approved enterprise program. Tower received an aggregate of approximately $165,000 from the Investment Center for such investments, and received in January 2012, Investment Center final approval for the investments made and reported under the program completed through December 31, 2005.

In February 2011, Tower received an additional approval certificate from the Israeli Investment Center for an expansion program for investments made commencing January 1, 2006, according to which Tower may receive up to NIS 150 million (approximately $39,000) for investments in fixed assets entitled for grants. As of December 31, 2012, Tower received approximately NIS 135 million ($36,000) of such grants for eligible investments made by the Company from January 1, 2006, of which approximately NIS 10 million ($2,600) were received in 2012.

Entitlement to the above grants is subject to various conditions stipulated by the  criteria set forth in the certificate of approval issued by the Israeli Investment Center, as well as by the Israeli Law for the Encouragement of Capital Investments - 1959 ("Investments Law") and the regulations promulgated thereunder. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received plus interest and certain inflation adjustments. In order to secure fulfillment of the conditions related to the receipt of investment grants, floating liens were registered in favor of the State of Israel on substantially all of Tower's assets.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8 -     INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	Useful Life	2012	2011
Facilities lease rights	1,19	$25,739	$27,549
Technologies, patents and other rights	3.6;4;9	17,104	25,148
Trade name	9	2,723	3,301
Customer relationships	3.6; 15	1,995	2,264
Others		375	475
		$47,936	$58,737

OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 9 -     OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2012	2011
Prepaid long-term land lease, net (see Note 16C)	$4,020	$4,141
Debenture issuance expenses, net and deferred financing charges	7,551	4,615
Prepaid expenses - long-term and others	2,197	5,311
	$13,768	$14,067

ASSET-BASED REVOLVING CREDIT FACILITY	12 Months Ended
Dec. 31, 2012
ASSET-BACKED REVOLVING CREDIT FACILITY [Abstract]
ASSET-BACKED REVOLVING CREDIT FACILITY
NOTE 10 -     ASSET-BASED REVOLVING CREDIT FACILITY

In September 2008, Jazz entered into a loan and security agreement with Wachovia (currently Wells Fargo) for a three-year secured asset-based revolving credit facility in the total amount of up to $55,000 (the "Loan Agreement").

In June 2010, Jazz entered into an amendment to the Loan Agreement, pursuant to which, the maturity date of the revolving credit facility was extended to September 2014, with available credit under the facility of up to $45,000.

The borrowing availability varies from time to time based on the levels of Jazz's eligible accounts receivable, eligible equipment and other terms and conditions described in the Loan Agreement. Loans under the facility bear interest at a rate equal to, at Jazz's option, either the lender's prime rate plus a margin ranging from 0.50% to 1.0% or the LIBOR rate (as defined in the Loan Agreement) plus a margin ranging from 2.25% to 2.75% per annum.

The facility is secured by the assets of Jazz. The Loan Agreement contains customary covenants and other terms, including covenants based on Jazz's EBITDA (as defined in the Loan Agreement), as well as customary events of default. If any event of default occurs, Wells Fargo may declare due immediately all borrowings under the facility and foreclose on the collateral. Furthermore, an event of default under the Loan Agreement would result in an increase in the interest rate on any amounts outstanding.

Borrowing availability under the Loan Agreement as of December 31, 2012 was approximately $27,000, of which an amount of approximately $19,100 million was drawdown and $1,300 of the facility was supporting outstanding letters of credits on that date.

OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11 -     OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2012	2011
Employees related liabilities	$28,101	$34,516
Interest payable (primarily in relation to debentures)	3,914	16,580
Other	4,225	13,558
	$36,240	$64,654

LONG-TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM BANKS [Abstract]
LONG-TERM LOANS FROM BANKS
NOTE 12 -     LONG-TERM LOANS FROM BANKS

A.	Composition:

As of December 31, 2012
Effective interest rate
In U.S. Dollar	3.06%	$131,055
In JPY	2.92%	13,347
Total long-term loans from banks-principal amount		144,402
Fair value adjustments		(24,410)
Total long-term loans from banks		119,992
Current maturities		25,000
		$94,992

As of December 31, 2011
Effective interest rate (*)
In U.S. Dollar	3.1-3.4%	$116,355
In U.S. Dollar	5.55%	30,000
Total long-term loans from banks-principal amount		146,355
Fair value adjustments		(37,210)
Total long-term loans from banks		109,145
Current maturities		5,300
		$103,845

(*)      The effective interest rate as of December 31, 2011 of loans in the amount of $30,000, takes into account the terms of the economic hedging agreements described in Note 14A.

B.	Facility Agreement with Tower

Introduction

In January 2001, Tower entered into a credit facility agreement with two Israeli Banks (the "Israeli Banks") to fund the establishment and equipping of Fab 2 ("Facility Agreement"). The Facility Agreement has since been amended several times, under the amended Facility Agreement, the outstanding debt as of December 31, 2012, was approximately $131,000, and the annual interest rate is the three-month USD LIBOR plus 2.75%.

Under the Facility Agreement, Tower agreed to register liens in favor of the Israeli Banks on substantially all of its present and future assets.

The Facility Agreement with the Israeli Banks restricts Tower's ability to place liens on its assets (other than existing liens in favor of the State of Israel in respect of Investment Center grants - see Note 7B), without the prior consent of the Israeli Banks. Furthermore, the Facility Agreement contains certain restrictive financial ratios and covenants.

According to the Facility Agreement, satisfying the financial ratios and covenants is a material provision. The amended Facility Agreement provides that if, as a result of any default, the Israeli Banks were to accelerate Tower's obligations, Tower would be obligated, among other matters, to immediately repay all loans made by the Israeli Banks (which as of the approval date of the financial statements amounted to approximately $131,000) plus penalties, and the Israeli Banks would be entitled to exercise the remedies available to them under the Facility Agreement, including enforcement of their liens against all of Tower's assets.

September 2006 Amendment

In September 2006, Tower signed definitive agreements with the Israeli Banks and The Israel Corporation Ltd. (''TIC").  Pursuant to said agreements, among other things, the interest rate then applicable for the quarterly actual interest payment on the loans was decreased from three-month USD LIBOR plus 2.5% per annum to three-month USD LIBOR plus 1.1% per annum, effective from May 17, 2006. As compensation for the decreased interest and subject to adjustment, it was agreed that in 2011, the Israeli Banks would be issued a number of Tower ordinary shares equal to the decrease in the interest divided by the average closing price of Tower's ordinary shares during the fourth quarter of 2010.

In February 2011, the Company issued approximately 563 thousand shares to the Israeli Banks in consideration for such decreased interest as described above.

2010 Definitive Agreements with the Israeli Banks

During 2010, Tower signed and closed definitive agreements with the Israeli Banks. Pursuant to said agreements, it was agreed among other things that: (i) the commencement date for the repayment of the remaining principal of the Israeli Banks' loans, then outstanding in the amount of  $161,000 was extended to  quarterly installments between September 2013 and December 2015 ;  (ii) the interest rate on the remaining principal of the Israeli Bank's loans was set to be USD LIBOR plus 2.75% per annum; (iii) in certain circumstances stipulated in said agreements, following receipt by Tower of significant amounts of proceeds from certain sources, Tower agreed to early repayment of a certain amount of the outstanding loans; (iv)  all warrants granted to the Israeli Banks were extended to December 2015; (v) Tower agreed to pay fees to the Israeli Banks.

2011 Letter Agreement with the Israeli Banks

In February 2011, Tower entered into a letter agreement with the Israeli Banks pursuant to which the Israeli Banks gave their consent for the acquisition of Micron's fabrication facility in Japan, as detailed in Note 3 above. In the course of this amendment, Tower and the Israeli Banks agreed that $50,000 of funds would be placed in deposits reserved until December 2011 to secure sources for the payment of its debt obligations and Tower agreed to prepay to the Israeli Banks $15,000 on account of the outstanding loans on each of March and December 2011. Following those repayments, the principal amount of Tower's long-term loans as of December 31, 2012 is approximately $131,000, payable in quarterly installments from September 2013 through September 2015, totaling $25,000 in 2013, $80,000 in 2014 and $26,000 in 2015.

 Accounting for the Loans under the Facility Agreement

Loans received under the Facility Agreement, as amended to date, are presented at fair value, with changes in value reflected on the statements of operations, following adoption by the Company of ASC 825-10 Fair Value Option and Tower's election to apply the fair value option to the Facility Agreement.

The effects of the 2010 definitive agreements with the Israeli Banks and 2011 letter agreement with the Israeli Banks have been included in the measurement of the fair value of the loans at the relevant periods.

C.	GE Credit Line with TJP

In May 2012, TJP signed a definitive credit line agreement with GE Capital to provide a three-year secured asset-based revolving credit line of up to 4 billion Japanese Yen (approximately $50,000). The borrowing availability varies based on the levels of TJP's eligible accounts receivable, eligible equipment and real estate and other terms and conditions stipulated in the credit line agreement. Loans to be obtained under this credit line will carry an interest of the higher of TIBOR rate or LIBOR rate plus 2.6% per annum. The TJP credit line agreement contains customary covenants and other terms, as well as customary events of default. The facility is secured by a first priority security interest over the assets of TJP. The borrowing availability under the credit varies from time to time based on the levels of TJP's eligible accounts receivable, eligible equipment and other terms and conditions set forth in the agreement and is capped at $30,000 until June 2013 and $50,000 thereafter.

As of December 31, 2012, the total availability amounted to $30,000 of which an amount of approximately $13,347 was outstanding. In connection with the GE credit line agreement, Micron's security interest over the assets of TJP was changed to a second priority security interest, subordinated to GE Capital's first priority security interest. Additionally, Tower, TJP, Micron Technology Inc. and Micron Japan Ltd. entered into an intercreditor agreement governing the subordination and priority of claims over TJP's assets, and the order of priority in the realization of any security interests over TJP's assets.

DEBENTURES	12 Months Ended
Dec. 31, 2012
DEBENTURES [Abstract]
DEBENTURES
NOTE 13 -     DEBENTURES

A.	Composition by repayment schedule (carrying amount):

	Interest rate	2013	2014	2015	2016

Debentures Series D	8%	$5,823	$5,823	$5,823	$5,823

Debentures Series F	7.8%	--	--	50,954	50,954
Jazz's New Notes (as defined in G below)	8%	--	--	74,585	--
		$5,823	$5,823	$131,362	$56,777

The outstanding principal amounts of Tower debentures as of December 31, 2012 and 2011 were $255,879 and $177,249, respectively.

The outstanding principal amounts of Jazz notes as of December 31, 2012 and 2011 were $93,556.

If on a payment date of the principal or interest on any series of the Tower debentures, there is a breach of certain covenants and conditions under the Facility Agreement, the dates for payment of interest and principal on the debentures may be postponed until such covenant or condition is satisfied.

The Tower debentures and interest thereon are unsecured and subordinated to Tower's existing and future secured indebtedness, including indebtedness to the Israeli Banks under the Facility Agreement - see Note 16A(1), and to the government of Israel - see Note 7B.

The Jazz Loan Agreement imposes certain limitations on the ability to repay the notes and/or to incur additional indebtedness without Wells Fargo's consent. Any default on payment of the notes at maturity would trigger a cross default under the Loan Agreement, which would permit the lenders to accelerate the obligations thereunder, potentially requiring to repay or refinance the Loan Agreement.

The Jazz debentures and interest thereon are unsecured and subordinated to Jazz's existing and future secured indebtedness, including indebtedness to Wells Fargo under the Loan Agreement, see Note 10.

B.	2005 Convertible Debentures Series B

In January 2006, Tower raised $48,169 of convertible debentures by way of a rights offering ("Series B"). The debentures accrued annual interest at a rate of 5% which was paid on the remaining outstanding debentures, together with the remaining principal, in one installment in January 2012. The outstanding principal amount of convertible debentures Series B as of December 31, 2011 was $10,291, all of which were fully paid and redeemed in January 2012.

C.	2006 Convertible Debentures Series C

In 2006, Tower raised approximately $31,219 in a public offering of convertible debentures linked to the CPI.

The convertible debentures were convertible into Tower's ordinary shares. The convertible debentures carried a zero coupon with principal payable at maturity in December 2011, at a premium of 37% over principal value, linked to the CPI.  In December 2011, the outstanding amount was fully paid and the debentures were fully redeemed.

D.	2007 Non-Convertible Debentures Series D and Convertible Debentures Series E

In the second half of 2007, Tower consummated a private placement with Israeli institutions followed by expansion in September 2007 through a public offering of long-term convertible and non-convertible debentures and warrants, in which Tower issued (i) $27,000 aggregate principal amount of long-term non-convertible debentures, repayable in six equal annual installments beginning in December 2011 and ending in December 2016, linked to the CPI and carrying an annual interest rate of 8% ("Series D"); (ii) $ 30,000 aggregate principal amount of long-term convertible-debentures payable in December 2012, linked to the CPI, carrying an annual interest of 8% ("Series E"), and (iii) warrants series 6, all of which expired in August 2011.
In December 2012, the outstanding amount of Series E of $28,410 was fully paid and the debentures were fully redeemed.

The outstanding principal amounts of Series D as of December 31, 2012 and 2011 were $24,475 and $29,464, respectively.

The outstanding principal amount of Series E as of December 31, 2012 and 2011 was zero and $27,362 respectively.
E.	2010 Convertible Debentures Series F

In 2010 and 2012, Tower issued an aggregate principal amount of approximately $231,000  of long-term debentures ("Series F"). Series F is due in two equal installments in December 2015 and December 2016, is fully linked to the US dollar, carries an interest rate of 7.8% per annum payable semiannually, and is convertible into Tower's ordinary shares during the period commencing September 2012 and ending December 2016, with a conversion ratio of NIS 38.21 par value of debentures into one ordinary share.

The outstanding principal amount of Series F as of December 31, 2012 and 2011 was $231,404 and $110,132, respectively.

Together with the issuance of Series F in February 2012, Tower also issued 26.6 million warrants Series 7, exercisable from March 2014 to March 2016 into 1/15 of a share of Tower at an exercise price to be determined in February 2014 according to a formula based mainly on 8% of the then prevailing Company's share trading price.

Commencing the initial issuance date of Series F in October 2010 and until September 2012, said debentures were not convertible into ordinary shares of Tower. Commencing September 2012 and until its final maturity date, Series F can be convertible into Tower's ordinary shares, at the election of each of its holders, with a conversion ratio of 38.21 NIS par value of debentures into one ordinary share. The conversion price was calculated at a 20% premium over the average of Tower's share price over the 15 days prior to September 18, 2012. The determination of the conversion ratio triggered the examination of whether a contingent Beneficial Conversion Feature ("BCF") existed as of past issuance dates of these debentures. In accordance with ASC 470-20 (formerly EITF 98-5 and EITF 00-27), and specifically the guidance over "Contingently Adjustable Conversion Ratios", the Company concluded that a BCF existed. The BCF, in accordance with such guidance, amounted to approximately $110,000 which is classified as an increase in shareholders' equity with a corresponding decrease by the same amount in the carrying values of Series F presented in long term liabilities. The $110,000 decrease in Series F's liability amount is considered a debt discount to be amortized over the remaining term of said debentures using the effective interest method, resulting in interest being recognized at increasing amounts as time passes with the largest effect being recognized in 2015 and 2016.

F.	Convertible Notes Issued By Jazz in 2006

In 2006, Jazz completed private placements of convertible notes. The convertible notes carried interest at a rate of 8% per annum payable semi-annually and were scheduled to mature in December 2011 ("Old Notes"). In October 2011, Jazz completed a voluntary transaction to redeem early the entire remaining outstanding amount of the Old Notes.

For details regarding the exchange in July 2010 of Old Notes for New Notes, see G below.

G.	Notes Issued By Jazz in 2010

In July 2010, Jazz and Tower, entered into an exchange agreement with certain note holders (the "Participating Holders") holding approximately $80,000 principal amount of Jazz's Old Notes. In the exchange, the Participating Holders exchanged their Old Notes for newly-issued 8% non-convertible notes of Jazz due June 2015 (the "New Notes") according to an exchange ratio of $1.175 face amount of New Notes for each 1.000 of Old Notes. Interest is payable semiannually.

In addition, the Participating Holders received 25.3 million warrants ("Warrants J"), with an exercise price of $1.7, exercisable until June 30, 2015 to 1/15 ordinary share of Tower.

The New Notes constitute unsecured obligations of Jazz, rank on parity in right of payment with all other unsecured indebtedness of Jazz, are effectively subordinated to all secured indebtedness of Jazz to the extent of the value of the collateral securing such indebtedness and are not guaranteed by Tower.

Jazz's obligations under the New Notes are guaranteed by Jazz's wholly owned domestic subsidiaries.

Jazz applied the provisions of ASC 470-50 "Modifications and Extinguishments" to account for the debt exchange. Jazz first, determined that the exchange was not considered troubled debt, mainly due to the fact that no concession was given by the creditors. Based on the provisions of ASC 470-50, Jazz determined that the exchange resulted in an extinguishment of the old debt and the issuance of a new debt.  As described above, Warrants J and New Notes were issued in exchange for the Old Notes that participated in the exchange.

Jazz considered the transaction to be at arm's length (the transaction was made between willing unrelated parties) and therefore evidence of fair value. Since the new debt is not traded and no quotes are available, Jazz determined the fair value of the New Notes in a manner consistent with the manner used in the allocation of the purchase price of Jazz in September 2008 by using present value techniques. This, together with the fair value of Warrants J, were used to determine the value of the Old Notes on the date of the exchange and resulted in an expense of approximately $2,350, which has been recorded in the statement of operations for the year ended December 31, 2010. Since Warrants J may be settled in cash in certain instances beyond Tower's control, the fair value of Warrants J was recorded in liabilities of the Company and the corresponding entry was part of the overall expense of the debt exchange. The fair value of Warrants J was calculated based on the Black-Scholes formula. The following assumptions were used in the fair value calculation: risk-free rate based on US treasury bills of 1.79% per annum, term of the warrants of five years, Tower's market share price immediately prior to closing date, the exercise price of the warrants and the volatility of Tower ordinary shares of approximately 50%. The fair value of Warrants J was also confirmed by independent calculation made by the investors as evidenced by the exchange agreement.

As of December 31, 2012 and 2011, $93,556 in principal amount of the New Notes was outstanding.

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS
NOTE 14 -     FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS

The Company makes certain disclosures with regard to financial instruments, including derivatives. These disclosures include, among other matters, the nature and terms of derivative transactions, information about significant concentrations of credit risk and the fair value of financial assets and liabilities.

A.	Interest Rate Derivatives

A derivative is typically defined as an instrument whose value is derived from an underlying instrument, index or rate, has a notional amount, requires no or little initial investment and can be net settled.

ASC Topic 815 "Derivatives and Hedging" requires that all derivatives be recorded in the financial statements at their fair value at the date of the financial statements. The changes in the fair value of the derivatives are charged to the statement of operations unless designated as a hedging item in a cash flows hedge at which time changes are classified in other comprehensive income, to the extent effective.

Tower, from time to time, enters into agreements to hedge variable interest rate exposure on long-term loans. Tower used interest rate collar agreements, some with knock-out and knock-in features to hedge its LIBOR-based variable debt cash flow exposure. The knock-out feature was set above the cap level and the knock-in feature was set below the floor level. The derivatives, although used as economic hedges, are not treated as hedges for accounting purposes. The changes in fair value are recorded immediately in earnings.

As of December 31, 2011, Tower had outstanding agreements to economically hedge interest rate exposure on loans drawn down under the Facility Agreement, in the aggregate amount of $30,000, which expired in 2012. These agreements resulted in a loss of $1,396 in the year ended December 31, 2010. No material gain or loss was recorded from these agreements in the years ended December 31, 2012 and December 31, 2011.

The Company does not hold or issue derivative financial instruments for non-hedging purposes.

B.	Exchange Rate Transactions

As the functional currency of Tower is the USD and part of Tower's expenses are denominated in NIS, the Company entered into exchange rate agreements to protect against the volatility of future cash flows caused by changes in foreign exchange rates on our NIS denominated expenses.
As of December 31, 2012, the Company had $27,000 open exchange rate agreements which will expire during 2013. The profit from these transactions for the year ended December 31, 2012 was recorded in the statements of operations.

C.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and government agencies receivables. The Company's cash and cash equivalents are maintained with large and reputable banks, and the composition and maturities of investments are regularly monitored by the Company. Generally, these securities may be redeemed upon demand and bear minimal risk.

The Company generally does not require collateral for insurance of receivables, however, in certain circumstances, the Company obtains credit insurance or may require letters of credit. An allowance for doubtful accounts is determined with respect to those amounts that were determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers.

The Company is exposed to credit-related losses in respect of derivative financial instruments in a manner similar to the credit risk involved in the realization or collection of other types of assets.

D.	Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments, excluding debentures and banks' loans, do not materially differ from their respective carrying amounts as of December 31, 2012 and 2011. The fair values of Tower and Jazz's debentures, based on quoted market prices or other valuation as of December 31, 2012 and 2011, were $313,456 and $227,280, respectively, compared to carrying amounts of $199,785 and $240,720, for the above dates, respectively.

E.	Fair Value Measurements

Valuation Techniques:

In general, and where applicable, the Company uses quoted prices in active markets for identical assets or liabilities to determine fair value. This pricing methodology applies to the Company's Level 1 assets and liabilities. If quoted prices in active markets for identical assets and liabilities are not available to determine fair value, then the Company uses quoted prices for similar assets and liabilities or inputs other than the quoted prices that are observable, either directly or indirectly. This pricing methodology applies to the Company's Level 2 and Level 3 assets and liabilities.

Level 2 Measurements:

Over the counter derivatives   - the Company used the market approach using quotations from banks.

Level 3 Measurements:

Warrants -the Company utilized the Black Scholes Merton formula. The assumptions included in the Black-Scholes model were (i) the market price of Tower's shares, (ii) the exercise price of the warrant, (iii) risk-free interest, (iv) term available to exercise or redeem the security, and (v) the volatility of the share during the relevant term. The Company determines the volatility of its share using daily historical quotes of the share. The risk free interest rate is determined as the interest rate on governmental bonds with maturity commensurate with the term of the warrant.

Tower's loans - For Tower's loans from the Israeli Banks, fair value is based on the income approach using a present value technique under which the cash flows used in the technique reflect the cash stream expected to be used to satisfy the obligation over its economic life. Tower discounted expected cash flows as forecasted each quarter using the appropriate discount rate for the applicable maturity based on the expected contractual payments, by observing yields on similar traded debts.

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Derivatives	(884)	--	(884)
Warrants	295	--		295
	$106,056	$--	$(884)	$106,940

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Warrants
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)

Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2011	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible debentures Series E	$27,157	$27,157	$--	$--
Tower's loans (including current maturities)(*)	93,845	--	--	93,845
Derivatives	458	--	458	--
Warrants and previously bifurcated conversion option	2,268	--	--	2,268
	$123,728	$27,157	$458	$96,113

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Warrants and previously bifurcated conversion option
As of January 1, 2011 - at fair value	$119,882	$20,892
Settlement of an embedded derivative in shares	(12,087)	--
Warrants exercise	--	(521)
Loan repayment	(30,000)	--
Total losses (gains) unrealized in earnings	16,050	(18,103)
As of December 31, 2011 - at fair value	$93,845	$2,268
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$16,050	$(18,103)

EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2012
EMPLOYEE RELATED LIABILITIES [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15 -     EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed employees and to employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee's salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and long-term employee related liabilities in the amounts of $11,307 and $12,621, respectively. Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its employees, according to which monthly deposits into recognized severance and pension funds or insurance policies release it from any additional severance obligation to its employees and, therefore, Tower incurs no liability or asset, since that date. Any net severance pay amount as of such date will be released on the employee's termination date. Payments relating to Israeli employee termination benefits were approximately $3,450, $4,641 and $3,437 for 2012, 2011 and 2010, respectively.

Labor agreements pertaining to the employees of TJP determine the obligation of TJP to make payments to employees upon retirement or upon termination. The liability for termination benefits, as determined by said agreements is based upon length of service and the employee's monthly salary multiplied by a certain ratio. In case of resignation, the employee is entitled to 50% of the termination benefits. TJP does not cover the termination liability through deposits to benefit funds and the entire liability as of December 31, 2012, in the amount of $57,408, is reflected in the balance sheets as long-term employee related liabilities. Payments relating to employee termination benefits were approximately $18,231  for 2012 (including reorganization costs) and $453 for  2011.

B.	Jazz Employee Benefit Plans

The following information provided recognizes the changes in 2012, 2011 and 2010 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Postretirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for postretirement medical plan expense are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$146	$193	$177
Interest cost	399	573	512
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(244)	114	--
Amortization of net (gain) or loss	--	109	48
Total net periodic benefit cost	$301	$989	$737
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(3,851)	$(990)	$376
Net (gain) or loss for the period	(1,355)	(1,752)	643
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	244	(114)	--
Amortization of net (gain) or loss	--	(109)	(48)
Total recognized in other comprehensive income	$(4,962)	$(2,965)	$971
Total recognized in net periodic benefit cost and other comprehensive income	$(4,661)	$(1,976)	$1,708
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.25%/57.00%	10.00%/21.00%	10.00%
Ultimate rate (Pre-65/Post-65)	5.00%/5.00%	5.00%/5.00%	5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2021/2019	2021/2019	2017
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2012:

	Increase	Decrease
Effect on service cost and interest cost	$93	$(75)
Effect on postretirement benefit obligation	$200	$(158)

The components of the change in benefit obligation, change in plan assets and funded status for postretirement medical plan are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$7,749	$9,811	$8,232
Service cost	146	193	177
Interest cost	399	573	512
Benefits paid	(93)	(86)	(129)
Change in plan provisions	(3,851)	(990)	376
Actuarial loss (gain)	(1,355)	(1,752)	643
Benefit obligation end of period	$2,995	$7,749	$9,811
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	93	86	129
Benefits paid	(93)	(86)	(129)
Fair value of plan assets at end of period	$--	--	--
Funded status	$(2,995)	$(7,749)	$(9,811)

	As of December 31, 2012	As of December 31, 2011	As of December 31, 2010
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(132)	(137)	(200)
Non-current liabilities	(2,863)	(7,612)	(9,611)
Net amount recognized	$(2,995)	$(7,749)	$(9,811)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	8.25%/35.00%	8.25%/57.0%	10.0%/21.0%
Ultimate rate (Pre 65/ Post 65)	5.00%/5.00%	5.00%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2022/2022	2021/2019	2021/2019

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2013	$132
2014	128
2015	106
2016	109
2017	128
2018 - 2021	$786

Jazz adopted several changes to the postretirement medical plan in 2012 that cumulatively reduced obligations by approximately $3,900.  The changes in the plan will be implemented through 2015 and include the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz  Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz makes quarterly contributions in accordance with the minimum actuarially determined amounts.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$--	$--	$106
Interest cost	761	736	729
Expected return on plan assets	(817)	(810)	(693)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	70	--	--
Total net periodic benefit cost	$14	$(74)	$142
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	1,000	2,468	(85)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	(70)	--	--
Total recognized in other comprehensive income	$930	$2,468	$(85)
Total recognized in net periodic benefit cost and other comprehensive income	$944	$2,394	$57
Weighted average assumptions used:
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	--	--	--
Net actuarial (gain) or loss	$97	$70	$--

The components of the change in benefit obligation, change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$15,134	$13,105	$11,939
Service cost	--	--	106
Interest cost	761	736	729
Benefits paid	(293)	(273)	(265)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,670	1,566	596
Benefit obligation end of period	$17,272	$15,134	$13,105
Change in plan assets
Fair value of plan assets at beginning of period	$10,842	$10,742	$9,253
Actual return on plan assets	1,488	(92)	1,375
Employer contribution	506	465	379
Benefits paid	(293)	(273)	(265)
Fair value of plan assets at end of period	$12,543	$10,842	$10,742
Funded status	$(4,729)	$(4,292)	$(2,363)
Accumulated benefit obligation	$(17,272)	$(15,134)	$(13,105)
Amounts recognized in statement of financial position
Non-current assets	$--	$--	$--
Current liabilities	--	--	--
Non-current liabilities	(4,729)	(4,292)	(2,363)
Net amount recognized	$(4,729)	$(4,292)	$(2,363)
Weighted average assumptions used
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2013	$484
2014	567
2015	627
2016	683
2017	740
2018- 2021	$4,480

Jazz has estimated the expected return on assets of the plan of 7.5% based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded if Jazz's estimates are not consistent with actual investment performance.

Jazz's pension plan weighted average asset allocations on December 31, 2012 by asset category are as follows:

Asset Category:	December 31, 2012	Target allocation 2013
Equity securities	79%	65%-75%
Debt securities	21%	25%-35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Jazz's primary policy goals regarding the plan's assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 25-35% debt, or fixed income securities, and 65-75% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and necessary investment decisions are made by Jazz in accordance with the policy goals.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 -     COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)	Facility Agreement

Liens

The Company has liens on its assets. For Liens regarding Tower's Facility Agreement, see Note 12B, for liens relating to Jazz Loan Agreement, see Note 10 and for TJP GE credit line see Note 12C.

Offer by the Israeli Banks

If one or more certain bankruptcy related events occur, the Israeli Banks are entitled to bring a firm offer made by a potential investor to purchase Tower's ordinary shares ("the Offer") at a price provided in the Offer. In such case, Tower shall be required thereafter to procure a rights offering to invest up to 60% of the amount of the Offer on the same terms. If the Offer is conditioned on the offeror purchasing a majority of Tower's outstanding share capital, the rights offering will be limited to allow for this, unless TIC and the principal shareholders existing at the time that Tower entered into the Facility Agreement with the Israeli Banks (Sandisk Corporation, Macronix International Co. Ltd., and Alliance Semiconductor Corporation) agree to exercise in a rights offering rights applicable to their shareholdings and agree to purchase in a private placement enough shares to ensure that the full amount of the Offer is invested.

For further details in regard to the Facility Agreement, see Note 12B.

For interest rate derivatives agreements in connection with the loans under the Facility Agreement, see Note 14.

(2)	Approved Enterprise Status

For details regarding Approved Enterprise Status relating to Fab 2, see Note 7B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company's total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

For the license agreement between TJP and Micron see Note 3.

C.	Leases

Tower's administrative offices, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha'emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located, are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2012.

Since 2002, Jazz has leased its fabrication facilities, land and headquarters from Conexant under non-cancelable operating leases through 2017. In December 2010, Conexant sold Jazz's fabrication facilities, land and headquarters. In connection with the sale, Jazz negotiated amendments to its operating leases that confirm Jazz's ability to remain in the fabrication facilities through 2017 and Jazz's unilateral options to extend the terms of each of these leases for two consecutive five-year periods.  Under the lease amendments, the landlord may terminate the lease for Jazz's headquarters building, no earlier than January 2014. The landlord has notified Jazz in the end of 2012 that it is exercising its right to terminate the lease for Jazz's headquarters building, effective January 1, 2014. The landlord does not have a corresponding right to terminate the lease for Jazz's fabrication facility.

Aggregate rental expense under operating leases, including amounts paid to Conexant and the current owner, was approximately $2,400 for each of the years ended December 31, 2012, 2011 and 2010.

Future minimum payments under non-cancelable operating building lease are as follows:

	2013	2014	2015	2016	Thereafter	Total
Operating leases	$ 2,237	$ 1,833	$ 1,833	$ 1,833	$ 357	$ 8,093

D.	Other Principal Agreements

The Company, from time to time in the ordinary course of business, enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

(1)	Siliconix

In 2004, Tower and Siliconix incorporated ("Siliconix"), a subsidiary of Vishay Intertechnology Inc., entered into a definitive long-term foundry agreement for semiconductor manufacturing. During recent years, the parties amended the agreement several times to revise the terms of the purchase of wafers and transfer additional product platforms to Tower for the manufacturing of new products.

(2)	An agreement with an Asian entity

In November 2009, Tower entered into a definitive agreement with an Asian entity for the capacity ramp-up and upgrade of the entity's current installed and commissioned eight inch refurbished wafer fabrication facility with 0.18 micron Complementary Metal Oxide Semiconductor (CMOS) technology.  Said facility has 0.25 micron and lower geometries.

Under said agreement, Tower provides, on a turn-key basis, technical consultation, know-how, training and turn-key manufacturing solutions, including arranging for the required manufacturing and the transfer of certain equipment required for the fab ramp-up and upgrade. The project is divided into several phases of implementation:  (i) supply of documents of the offered 0.18 micron CMOS technology; (ii) project planning; (iii) supply process equipment; (iv) installation and acceptance of process equipment; (v) process set-up and integration; and (vi) technology qualification and production. The total agreement value is approximately $130,000, of which approximately $118,000 was paid as of December 31, 2012.

Payments are based on performance of milestones derived from the phases above and delivery of the deliverables. As of December 31, 2012 the Company substantially completed the project. The following are the major payment milestones: shipment of process equipment; delivery of process flow document of the 0.18 micron technology; delivery of detailed working plans; design of clean room; delivery of process equipment; training and integration; and performance of qualification tests and analyses.

For revenue recognition policy for said agreement, see Note 2K. During the years ended December 31, 2012, 2011 and 2010, Tower recorded approximately $15,400, $36,200 and $68,100  revenues respectively relating to said agreement.

E.	Environmental Affairs

The Company's operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company's facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.
In connection with Jazz's aerospace and defense business, its facility security clearance and trusted foundry status, Tower and Jazz are working with the Defense Security Service of the United States Department of Defense ("DSS") to develop an appropriate structure to mitigate any concern of foreign ownership, control or influence over the operations of Jazz specifically relating to protection of classified information and prevention of potential unauthorized access thereto. In order to safeguard classified information, it is expected that the DSS will require adoption of a Special Security Agreement ("SSA"). The SSA may include certain security related restrictions, including restrictions on the composition of the board of directors, the separation of certain employees and operations, as well as restrictions on disclosure of classified information to Tower. The provisions contained in the SSA may also limit the synergies and other benefits realized from the merger with Jazz. There is no assurance when, if at all, an SSA will be reached.

G.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower's opinion, Tower has been in full compliance with the conditions through December 31, 2012. In regard to Investment Center grants, see Note 7B.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17 -     SHAREHOLDERS' EQUITY

Reverse Share Split

In August 2012, Tower completed a reverse split of its ordinary shares at a ratio of 1 for 15 in order to maintain Tower's share listing on NASDAQ.  The reverse split reduced the number of outstanding ordinary shares of Tower to approximately 22 million shares as of the date of the reverse split. Proportional adjustments were made to all of Tower's outstanding convertible securities. All numbers of shares and other convertible securities of the Company in these financial statements reflect the effect of the reverse share split.

A.	Description of Ordinary Shares

As of December 31, 2012 and 2011, Tower had 120 million and 73.3 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 22.3 and 21.2 million respectively, were issued and outstanding (net of 86.7 thousand ordinary shares held by Tower as of such dates). As of December 31, 2012, there were additional ordinary shares of

Tower contingently issuable under various agreements according to their provisions, as detailed below: (i) the possible exercise of outstanding warrants to 3.5 million ordinary shares ; (ii)  the possible exercise of options granted to employees of the Company and non-employees to 4.4 million ordinary shares, see B below; (iii) the possible conversion of outstanding convertible debentures to 22.0 million ordinary shares, see Note 13 ; (iv) the possible exercise of equity equivalent capital notes to 25.8 million ordinary shares; and (v) the possible exercise of Israeli Banks' warrants to 309 thousand ordinary shares. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Option Plans

(1)	Employee, Chief Executive Officer and Director Share Options

(a)	General

The Company has granted to its employees and directors options to purchase ordinary shares under several option plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, the options are granted at an exercise price which equals the closing market price of the ordinary shares immediately prior to the date of grant, vest over up to a four-year period according to various vesting schedules, and are not exercisable beyond seven or ten years from the grant date.

(b)	Share Incentive Plan for the Company's Employees and CEO

In July 2011, the Board approved a grant to the CEO under Tower's 2009 Employee Share Incentive Plan (the "Plan") to purchase up to 263 thousand ordinary shares. These options are exercisable at an exercise price of $17.25, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

As of the balance sheet date, a total of approximately 1.8 million options were outstanding to the CEO under the CEO share option plans. The compensation cost of the total options granted to the CEO was determined based on the fair value on the respective grant dates and amounted to $15,212. Such amount is expensed over the vesting periods of the options. As of the balance sheet date, approximately 65.7 thousand options are available for future grants of options to the CEO.

In February 2011, the Board approved a grant to the employees of the Company under the Plan to purchase up to 0.5 million ordinary shares. These options are exercisable at an exercise price of $21.30, which was the closing price of Tower's ordinary shares on the NASDAQ Global Market on the trading day immediately prior to the date of approval of the grant by the Board. These options will vest over a three-year period as follows: 50% of the options shall vest on the second anniversary of the date of grant and an additional 50% on the third anniversary of the date of grant. The options granted are exercisable for a period of seven years from the date of grant.

As of the balance sheet date, approximately 165.1 thousand options are available for future grants of options to Company employees.

(c)	Options Granted to Directors

During 2001, the Audit Committee, the Board and the shareholders approved a stock option plan pursuant to which certain of Tower's directors will be granted options to purchase up to 26,667 Tower ordinary shares (2,668 to each eligible director appointed to the Board of Directors) at an exercise price equal to the closing market price of Tower's ordinary shares immediately prior to the date of grant. As of December 31, 2012, 6,670 options were outstanding under said plan with a weighted average exercise price of $18.60.

Options granted under said plan vest over a four-year period according to various vesting schedules, and generally may not be exercised beyond five years from the date they first become exercisable. So long as the Independent Directors' option plan  described below remains in effect, no new Independent Director (as defined in (d) below) appointed after January 2007 will be entitled to receive options under the 2001 director options plan.

(d)	Independent Directors' Option Plan

In January 2007, our shareholders approved, following approval by the Audit Committee and Board, the grant to each independent director of the Company who is not affiliated with our major shareholders and is not an employee of the Company ("Independent Director") initial options to purchase Tower's ordinary shares that equal 10,000 less the number of unvested options to purchase Tower's ordinary shares held by such Independent Director as of the date of shareholders' approval. The initial options vest over 3 years: one third will vest on the first anniversary of the grant date, and thereafter, the remaining two thirds pro-rata on a monthly basis over the remaining two years until fully vested. Each new Independent Director appointed will be granted 10,000 options to purchase Tower's ordinary shares with the same vesting terms as the initial grants, at an exercise price equal to the closing price of Tower's ordinary shares on NASDAQ on the trading day immediately prior to the relevant date of appointment.

Upon each third anniversary of a previous grant of options to an Independent Director, each such Independent Director shall be granted an additional 10,000 options to purchase Tower's ordinary shares, which will vest over 3 years on a monthly basis until fully vested. The exercise price of each such option shall be the closing price of Tower's ordinary shares on the NASDAQ on the trading day immediately prior to the relevant grant date. Subject to certain conditions, the options that have vested shall be exercisable by an Independent Director for a period of ten years following the date on which the relevant options as the case may be, first vested.

In August 2011, the Company's shareholders approved a one-time grant to each Independent Director of 5,000 options, after the same was approved by the Audit Committee and Board of Directors. Said options vest over 3 years on a monthly basis until fully vested. The exercise price per option is $12.00 per share, which is the closing price of the Company's ordinary shares on the NASDAQ on the trading day immediately prior to the date of shareholders' approval.

As of December 31, 2012, 123.7 thousand options were outstanding under the Independent Directors' plan with a weighted average exercise price of $11.53.

The compensation cost of the total options outstanding to the directors and to Independent Directors under the plans described in (c) and (d) above was determined based on the fair value on the respective grant dates and amounted to $ 790. Such amount is expensed over the vesting periods of the options.

A summary of the status of all employee and director share option plans as of December 31, 2012, 2011 and 2010, as well as changes during each of the years then ended, is presented below.

(2)	Summary of the Status of all the Company's Employee and Director Share Options

	2012		2011		2010
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,483,793	$14.97	3,946,484	$14.82	4,101,637	$14.80
Granted	30,336	12.64	787,717	19.29	67,600	21.21
Exercised	125,260	4.36	87,887	5.70	95,079	11.82
Terminated	411	63.57	14,738	168.97	980	325.77
Forfeited	36,971	20.23	147,783	24.19	126,694	17.24
Outstanding as of end of year	4,351,487	15.21	4,483,793	14.97	3,946,484	14.82
Options exercisable as of end of year	3,553,662	$14.28	2,678,946	$17.23	1,866,862	$24.92

(3)	Summary of Information about Employee Share Options Outstanding

 The following table summarizes information about employee share options outstanding as of December 31, 2012:

Outstanding as of December 31, 2012				Exercisable as of December 31, 2012
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-$4.35	1,668,344	3.75	$4.33	1,668,344	$4.33
4.80-10.35	72,152	5.77	8.23	67,149	8.18
10.65-15.90	251,474	6.20	14.43	201,865	14.93
17.25-21.60	804,468	5.11	19.80	85,188	20.02
21.75	466,102	3.42	21.75	460,319	21.75
22.50-23.85	609,138	3.20	23.08	595,988	23.07
24.00-29.40	329,126	4.03	26.82	324,126	26.87
30.30-75.00	150,683	3.50	$38.27	150,683	$38.27
	4,351,487			3,553,662

	Year Ended December 31,
	2012	2011	2010
The intrinsic value of options exercised	$927	$845	$1,103
The original fair value of options exercised	$819	$512	$433

The table below summarizes key information for the option plans as of December 31, 2012:

	Number of Shares Reserved for Grant	Number of Shares Outstanding	Number of Shares Available for Grant
CEO plans	1,886,193	1,820,495	65,698
Company's employees plans	1,799,084	1,633,988	165,096
Independent Directors' plan	133,334	123,667	9,667
Directors plan	16,247	6,670	9,577
Chairman plan	766,667	766,667
Total	4,601,525	4,351,487	250,038

Stock-based compensation expense was recognized in the following line items in the statement of operations as follows:

	Year Ended December 31,
	2012	2011	2010
Component of income (loss) before provision for income taxes:
Cost of revenue	$902	$1,120	$731
Research and development, net	714	850	692
Selling, general and administrative	4,121	6,137	4,990
Stock-based compensation expense	$5,737	$8,107	$6,413

(4)	Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2012, 2011 and 2010 to employees and directors amounted to $ 6.00, $8.70 and $10.95 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2012, 2011 and 2010 (all in weighted averages):

	2012	2011	2010
Risk-free interest rate	0.65%-1.04%	0.94%-2.3%	1.14%-3.64%
Expected life of options	4.75 years	4.75 years	7 years
Expected annual volatility	51.76%-55.04%	49.42%-54.45%	50.97%-68.60%
Expected dividend yield	None	None	None

Risk free interest rate - is based on yield curve rates published by the US Department of Treasury.

Expected life of options - is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility - is based on the volatility of the Company's ordinary share prior to the options award for the term identical to expected life.

(5)	Non-Employee Warrants - Israeli Banks Warrants

As of December 31, 2012, 309.4 thousand Israeli Banks' warrants to purchase ordinary shares of Tower were outstanding and exercisable, at a weighted average exercise price of $37.40 per share. All of the warrants are exercisable until December 2015.

In 2010, as part of the definitive agreements with the Israeli Banks, their warrants were extended to December 2015. The cost of the extension was determined based on the difference in fair value of the warrants prior to and following the extension and amounted to a total of $2,478.

In lieu of paying the exercise price in cash, the Israeli Banks are entitled to exercise their warrants on a "cashless" basis, i.e. by forfeiting part of the warrants in exchange for ordinary shares equal to the aggregate fair market value of the ordinary shares underlying the warrants forfeited less the aggregate exercise price.

C.	Equity-Equivalent Capital Notes

All issued equity equivalent capital notes have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable.

In May 2012, Tower filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission to register approximately 5.7 million ordinary shares underlying equity equivalent convertible capital notes held by the Israeli Banks. The registration statement on Form F-3 was declared effective by the SEC in July 2012. As of the date of the approval of the financial statements, the Israeli Banks had converted a portion of their capital notes into approximately 1.9 million ordinary shares of Tower.

The equity equivalent capital notes are classified in shareholders' equity. For further information regarding the equity equivalent capital notes, see Note 12B.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower's ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, as amended to date, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full.

F.	Private Placement in the US - March 2007

In March 2007, Tower issued warrants to purchase approximately 626.8 thousand ordinary shares exercisable until March 2012 at an exercise price of $30.6 ("Series I Warrants"). This exercise price was subject to an adjustment mechanism under certain limited circumstances during a five year period. Under such circumstances, the exercise price was adjusted during 2009 to be $11.1. As of March 31, 2012, all Series I warrants were fully exercised.

Following the adoption of EITF 07-5 as codified in ASC 815-40, on January 1, 2009, Series I Warrants were classified from equity to liabilities. As Series I Warrants were carried at fair value, the changes in fair value reflect also changes, if any, on the exercise price.  Series I Warrants continued to be carried at fair value due to potential exercise price adjustment through its expiration date on March 2012.

G.	Definitive Agreement with Yorkville

In August 2009, Tower entered into a definitive agreement with YA Global Master SPV Ltd. ("Yorkville"), according to which Yorkville committed to invest in Tower, upon Tower's request, up to $25,000 over a period of 24 months by way of a stand-by equity-line, in consideration for ordinary shares of Tower to be issued at a 3% discount on the market price of the ordinary shares as determined in accordance with said agreement. This agreement, was extended a few times to increase the maximum amount which Yorkville is committed to invest at Tower's request, to an aggregate of $95,000 and to reduce the discount on market price at which the shares are issued to 2%. During the years 2009, 2010 and 2011, Yorkville invested in Tower an aggregate total of $88,000 and no such investments were made in 2012, in which the contract has expired.

No warrants or any debt or derivative instruments were issued by Tower under Yorkville agreement.

H.	Securities Issuance Pursuant to the Acquisition of TJP

For ordinary shares issued as part of the Acquisition of TJP, see Note 3.

INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2012
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 18  -           INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Revenues by Geographic Area - as percentage of total sales

	Year ended December 31,
	2012	2011	2010
USA	81%	78%	69%
India	3	7	14
Asia Pacific*	10	8	8
Europe*	5	5	7
Israel	1	2	2
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarters location of the customer issuing the purchase order.

B.
Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TJP's long-lived assets are located in Japan.

Property and equipment, net - by Geographic Area

	As of December 31,
	2012	2011
Israel	$217,402	$251,506
United States	87,366	96,672
Japan	129,700	150,505
Total	$434,468	$498,683

C.	Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2012 and 2011 consist of the following customers:

	As of December 31,
	2012	2011
Customer 1	30%	43%
Customer 2	12%	2%

D.	Major Customers - as percentage of total sales

	Year ended December 31,
	2012	2011	2010
Customer A	43%	32%	--%
Customer B	3	7	14
Customer C	1	4	16
Other customers (*)	13	15	21

(*)
Represents sales to three different customers accounted for between 3% and 6% of sales during 2012; to three different customers accounted for between 3% and 7% of sales during 2011 and to three different customers accounted for between 5% and 9% of sales during 2010.

FINANCING EXPENSE, NET	12 Months Ended
Dec. 31, 2012
FINANCING EXPENSE, NET [Abstract]
FINANCING EXPENSE, NET
NOTE 19  -           INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET

A.	Interest Expenses, Net

Interest expenses net, for the twelve months ended December 31, 2012, 2011 and 2010 were $31,808, $27,797 and $26,406, respectively.

B.	Other Financing Expenses, Net

Other financing expenses, net consist of the following:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Amortization on debt	$11,939	$19,073	$15,555
Changes in fair value, (total level 3 changes in fair value as reported in Note 14E)	10,827	(2,053)	7,088
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14E	1,284	(5,624)	10,420
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	2,707	(1,327)	5,946
Loss from notes exchange	--	--	2,350
Others	826	2,436	5,160
Other financing expenses, net	$27,583	$12,505	$46,519

OTHER INCOME, NET	12 Months Ended
Dec. 31, 2012
Other Income, Net [Abstract]
Other Income, Net
NOTE 20 - Other Income, Net
As of December 31, 2010, Jazz had an investment in Hua Hong Semiconductor Ltd ("HHSL"), which owns 100% of Shanghai Hua Hong NEC Electronics Company Ltd. (also known as "HHNEC"). The investment represented a minority interest of approximately 10% in HHSL.
During 2011, Jazz sold its 10% holdings in HHSL, in an HHSL buyback transaction for a gross amount of approximately $32,000 in cash, before tax and other payments and recorded a gross gain of approximately $15,000 from this transaction which is included in the Statements of Operations in Other Income, Net for the year ended December 31, 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 20  -           Other Income, Net

As of December 31, 2010, Jazz had an investment in Hua Hong Semiconductor Ltd ("HHSL"), which owns 100% of Shanghai Hua Hong NEC Electronics Company Ltd. (also known as "HHNEC"). The investment represented a minority interest of approximately 10% in HHSL.

During 2011, Jazz sold its 10% holdings in HHSL, in an HHSL buyback transaction for a gross amount of approximately $32,000 in cash, before tax and other payments and recorded a gross gain of approximately $15,000 from this transaction which is included in the Statements of Operations in Other Income, Net for the year ended December 31, 2011.

NOTE 21  -           INCOME TAXES

A.	Approved Enterprise Status

Substantially all of Tower's existing facilities and other capital investments have been granted approved enterprise status, as provided by the Investments Law.

Pursuant to the Investments Law and the approval certificates, Tower's income is taxed at a rate of 20% in 2012. The portion of Tower's taxable income that is not attributable to approved enterprise status is taxed at a rate of 25% in 2012 ("Regular Company Tax").

The tax benefits are also conditioned upon fulfillment of the requirements stipulated by the ktav ishur as well as by the Investments Law and the regulations promulgated thereunder, as well as the criteria set forth in the certificates of approval. In the event of a failure by Tower to comply with these conditions, the tax benefits could be canceled, in whole or in part, and Tower would be required to refund the amount of the canceled benefits, plus interest and certain inflation adjustments. In the Company's opinion, Tower has been in compliance with the conditions through the approval date of the financial statements. See Note 7B.

  B.             The company's Income Tax provision is as follows:

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Current tax expense:
Foreign	$(1,800)	$16,645	$11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision	$7,326	$21,362	$12,830

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Profit (loss) before taxes
Domestic	$(83,049)	$(47,541)	$(70,068)
Foreign	20,106	50,373	40,531
Total income (loss) before taxes	$(62,943)	$2,832	$(29,537)
C.	Components of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax benefit and liability reflected on the balance sheets as of the respective dates:

	As of December 31,
	2012	2011
Net deferred tax benefit - current
Net operating loss carryforwards	$758	$758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	$9,256	$10,489

	As of December 31,
	2012	2011
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$271,631	$256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
	279,930	266,229
Valuation allowance	(238,719)	(222,568)
	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$(26,804)	$(20,428)

Deferred tax asset in the amounts of $9,256 and $10,489 as of December 31, 2012 and 2011 respectively are presented in other current assets.

Deferred tax liability in the amounts of $26,804 and $20,428 as of December 31, 2012 and 2011, respectively are presented in deferred tax liability.

The Company establishes a valuation allowance for deferred tax assets, when it is unable to conclude that it is more likely than not that such deferred tax assets will be realized. In making this determination, the Company evaluates both positive and negative evidence. Jazz's state deferred tax assets exceed the reversal of taxable temporary differences. Without other significant positive evidence, Jazz has determined that the state deferred tax assets are not more likely than not to be realized.

On December 31, 2012 and 2011, the Company recorded a valuation allowance against its deferred tax assets in the amounts of $240,065 and $223,937, respectively to offset the related net deferred tax assets as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Additions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414

Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

Unrecognized tax benefits
Balance at January 1, 2010	$10,929
Additions for tax positions of current year	4,937
Additions for tax positions of prior year	249
Reductions for tax positions of prior year	(1,207)
Balance at December 31, 2010	$14,908

The Company accounts for its uncertain tax provisions in accordance with ASC 740. The Company's policy is to recognize interest and penalties that would be assessed in relation to the settlement value of unrecognized tax benefits as a component of income tax expense.

During 2011, Jazz completed an analysis on its ability to utilize net operating losses, under Section 382 of the Internal Revenue Code. The conclusion reached in the analysis was based on authority that did not meet recognition threshold as provided for in ASC 740. This position relates to net operating losses that were incurred prior to September 19, 2008. The $9,730 increase in the gross unrecognized tax benefit in the year ended December 31, 2011 has been recorded as a change to a prior year unrecognized tax benefit in the tabular rollforward above.

The Company does not anticipate a significant increase or decrease in its unrecognized tax benefits within twelve months of the reporting date.

D.	Effective Income Tax Rates

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2012	2011	2010
Tax expense (benefit) computed at statutory rates	$(15,736)	$680	$(7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction	--	--	(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$7,326	$21,362	$12,830

E.	Net Operating Loss Carry forward

On December 31, 2012, Tower had net operating loss carry forwards for tax purposes of approximately one billion USD which may be carried forward for an unlimited period of time.

The future utilization of Jazz's net operating loss carry forwards to offset future taxable income is subject to an annual limitation as a result of ownership changes that have occurred.  Additional limitations could apply if ownership changes occur in the future. Jazz has had two "change in ownership" events that limit the utilization of net operating loss carry forwards. The first "change in ownership" event occurred in February 2007 upon Jazz Technologies' acquisition of Jazz Semiconductor. The second "change in ownership" event occurred on September 19, 2008, upon Tower's acquisition of Jazz. Jazz concluded that the net operating loss limitation for the change in ownership which occurred in September 2008 will be an annual utilization of $2,100 for the use in its tax return. On December 31,

2012, Jazz had federal net operating loss carry forwards of approximately $36,800 that will begin to expire in 2021, unless previously utilized.

On December 31, 2012, Jazz had state net operating loss carry forwards of approximately $128,200. The state tax loss carry forwards will begin to expire in 2014, unless previously utilized.

At December 31, 2012, TJP had net operating loss carry forwards of approximately $7,300, which will expire in 2020.

F.	Final Tax Assessments

Tower possesses final tax assessments through the year 1998. In addition, the tax assessments for the years 1999-2008 are deemed final.

Jazz and its subsidiaries are subject to U.S. federal income tax as well as income tax in multiple state and foreign jurisdictions
.
During 2012, the Internal Revenue Service ("IRS") performed an audit of Jazz's 2009 and 2010 federal income tax returns. The audit did not materially change the statements of operations. The change in the balance sheet resulted primarily in a classification of a long term liability to a current liability, which was partially paid as of December 31, 2012.

Jazz is no longer subject to U.S. federal income tax examinations for years before 2009; state and local income tax examinations before 2008; and foreign income tax examinations before 2009. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses were generated and carried forward, and make adjustments up to the amount of the net operating loss carry forward amount.

TJP was established in June 2011 and does not have final assessments.

RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 22  -           RELATED PARTIES BALANCES AND TRANSACTIONS

A.	Balances

	The nature of the relationships involved	As of December 31,
		2012		2011
Trade accounts receivable	Trade accounts receivable		$148	$29
Long-term investment	Equity investment in a limited partnership		$204	$20
Trade accounts payable	Trade accounts payable		$125	$97
Debentures	Debenture Series B held by TIC including interest accrued	$	- -	$3,303

B.	Transactions

	Description of the transactions	Year Ended December 31,
		2012	2011	2010
Sales	Sales to a limited partnership	$431	$268	$200
Cost of revenues	Purchase of services and goods from related parties of TIC	$2,853	$2,658	$2,551
Financing expenses	Interest on Debentures Series B held by TIC	$--	$180	$161
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$238	$165	$136
Other expense (income), net	Equity loss (profit) in a limited partnership	$(184)	$214	$(51)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates in Preparation of Financial Statements
Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Tower and its wholly-owned subsidiaries. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

Cash and Cash - Equivalents
Cash and Cash - Equivalents

Cash and cash equivalents consist of banks deposits and short-term investments (primarily time deposits and certificates of deposit) with original maturities of three months or less.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed mainly on the specific identification basis for accounts whose collectability, in the Company's estimation, is uncertain.

Inventories
Inventories

Inventories are stated at the lower of cost or market. Cost is determined for raw materials and supplies mainly on the basis of the weighted average moving price per unit.
Cost is determined for work in process and finished goods on the basis of actual production costs.

Property and Equipment
Property and Equipment
(1)
Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only costs that are identifiable with, and related to, the property and equipment and are incurred prior to their initial operation. Identifiable incremental, direct costs include costs associated with constructing, establishing and installing property and equipment, and costs directly related to pre-production test runs of property and equipment that are necessary to get it ready for its intended use. Maintenance and repairs are charged to expense as incurred.

Cost is presented net of investment grants received, and less accumulated depreciation and amortization.

Depreciation is calculated based on the straight-line method over the estimated economic lives commonly used in the industry of the assets or terms of the related leases, as follows:

Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware	3-7 years
(2)	Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Intangible Assets
Intangible Assets

Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the time of acquisition of Jazz and TJP. In addition, these assets include the cost of acquiring the Fab 2 technologies and incremental direct costs associated with implementing them until they are ready for their intended use.
These costs associated with the Fab 2 technologies were amortized over the expected estimated economic life of the technologies commonly used in the industry commencing on the date on which each technology was ready for its intended use.

The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions of Jazz and TJP are amortized over the expected estimated economic life of the intangible assets commonly used in the industry.
Impairment examinations and recognition are performed and determined based on the accounting policy outlined in R below.

Other Assets
Other Assets
Prepaid Long-Term Land Lease Prepaid lease payments to the Israel Land Administration ("ILA") as detailed in Note 16C are amortized over the lease period.
Convertible Debentures
Convertible Debentures
Under ASC 470-20 "Debt with Conversion and Other Options", the proceeds from the sale of debt securities with a conversion feature and other options are allocated to each of the securities issued based on their relative fair value.
ASC Topic 815 "Derivatives and Hedging" generally provides criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria are: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings, and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of Topic 815. In determining whether the embedded derivative should be bifurcated, the Company considers all other scope exceptions provided by that topic. One scope exception particularly relevant to convertibles is whether the embedded conversion feature is both indexed to and classified in the Company's equity.

Stock-Based Instruments in Financing Transactions
Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value is considered a discount on the debt and results in an adjustment to the yield of the debt.

See Note 13E for the determination of the Beneficial Conversion Feature in the Company's Series F debentures, according to ASC 470-20.

Income Taxes
Income Taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

We evaluate how realizable our deferred tax assets are for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements, represent our unrecognized income tax benefits, which are recorded as a liability. Our policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

Revenue Recognition
Revenue Recognition

The Company's net revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from engineering and design support and other technical and support services. The majority of the Company's sales are achieved through the efforts of its direct sales force.
In accordance with ASC Topic 605 "Revenue Recognition", the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered, (iii) the price to the customer is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured. These criteria are usually met at the time of product shipment. Revenues are recognized when the acceptance criteria are satisfied, based on performing electronic, functional and quality tests on the products prior to shipment. Such Company testing reliably demonstrates that the products meet all of the specified criteria prior to formal customer acceptance.
The Company provides for sales returns and allowances relating to specified yield or quality commitments as a reduction of revenues at the time of shipment based on historical experience and specific identification of events necessitating an allowance.

Revenues for engineering, design and other support services are recognized ratably over the contract term or as services are performed.
Advances received from customers towards future engineering services and/or product purchases are deferred until services are rendered or products are shipped to the customer.

Revenue relating to turn-key agreement, including as detailed in Note 16D(2), are recognized based on ASC 605-35 (formerly SOP 81-1 "Accounting for Performance of Construction Type and Certain Production Type Contracts") using the percentage of completion method. Measurement of the percentage toward completion is determined based on the ratio of actual labor hours completed to total labor hours estimated to be completed over the duration of the contract. Such measurement involves management's estimates and judgment and are based on a detailed project plan, the Company's substantial experience in building a fab, transferring and implementing new technologies and engaging sub-contractors and experts.

Research and Development
Research and Development
Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement have been met.

Earnings (Loss) Per Ordinary Share
Earnings (Loss) Per Ordinary Share
Basic earnings (losses) per share is calculated, in accordance with ASC Topic 260, "Earnings Per Share", by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the reported period. Diluted earnings per share is calculated if relevant, by adjusting profit attributable to ordinary equity holders of Tower, and the weighted average number of ordinary shares taking in effect all potential dilutive ordinary shares.

Comprehensive Income (Loss)
Comprehensive Income (Loss)

In accordance with ASC Topic 220, "Comprehensive Income", comprehensive income (loss) represents the change in shareholders' equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) represents gains and losses that are included in comprehensive income but excluded from net income.

Functional Currency and Exchange Rate Losses
Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower and Jazz conduct their operations is the U.S. dollar ("dollar"). Thus, the dollar is the functional and reporting currency of Tower and Jazz. Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TJP, whose functional currency is Japanese Yen have been translated into dollars. TJP's assets and liabilities have been translated using the exchange rates in effect on the balance sheet date. TJP's statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are charged or credited to other comprehensive income (loss).

Stock-Based Compensation
Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 Compensation - Stock Compensation, under which employee share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation to employees and directors is measured at the grant date, based on the fair value of the award. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the award.

Impairment of Assets
Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

The Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10, "Property, Plant and Equipment".

Impairment of Goodwill

Goodwill is subject to an impairment test at least on an annual basis or upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of the unit, to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.
The Company conducted an impairment analysis as of December 31, 2012. The Company used the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology. As a result of this analysis, the carrying amount of the net assets, including goodwill were not considered to be impaired and the Company did not recognize any impairment of goodwill for the period ended December 31, 2012.

Derivatives
Derivatives

Tower enters into derivatives from time to time, whether embedded or freestanding, that are denominated in currency other than its functional currency (generally in New Israel Shekels or "NIS"). Instruments settled with Tower's shares that are denominated in a currency other than the Company's functional currency are not eligible to be included in equity.

Classification of liabilities and equity
Classification of liabilities and equity

Tower applies EITF Issue No. 07-5, "Determining Whether an Instrument (or an Embedded Feature) is indexed to an Entity's Own Stock". The consensus is an amendment to ASC 815-40 Contract in Entity's Own Equity. The amendment sets the criteria as to when an instrument that may be settled in the company's shares is also considered indexed to a company's own stock, for the purpose of classification of the instrument as a liability or equity.

Initial Adoption of New Standards
Initial Adoption of New Standards

In the first quarter of 2012, the Company adopted amended standards that increase the prominence of items reported in other comprehensive income. These amended standards eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity - except investments by, and distributions to, owners - be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption of these amended standards did impact the presentation of other comprehensive income, as we have elected to present two separate but consecutive statements, but did not have an impact on our financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards. ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, changes certain fair value measurement principles and enhances fair value disclosure requirements. Effective January 1, 2012, the Company adopted the disclosure provisions included in ASU 2011-04. The adoption of ASU 2011-04 had no impact on our financial position or results of operations.

Reclassification and presentation
Reclassification and presentation

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2012 presentation.
All amount of shares and other securities convertibles to shares of the Company and per share data in these financial statements have been adjusted to reflect the effect of the reverse stock split completed in August 2012, see Note 17.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Economic Lives
Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware	3-7 years

ACQUISITION OF NISHIWAKI FAB IN JAPAN (Tables)	12 Months Ended
Dec. 31, 2012
ACQUISITION OF NISHIWAKI FAB IN JAPAN [Abstract]
Schedule of Allocation of Fair Value to Assets Acquired and Liabilities Assumed
As of June 3, 2011
Current assets	$25,783
Property, plant, and equipment, including real estate	145,559
Intangible assets	11,156
Other assets	2,900
Total assets as of acquisition date	185,398

Current liabilities	28,317
Long-term liabilities (mainly employees related termination benefits)	74,984
Total liabilities as of acquisition date	103,301
Net assets as of acquisition date	$82,097

Summary of Unaudited Pro Forma Financial Information
	Year ended December 31,
	2011	2010
	(Pro Forma)
Revenues	$745,740	$860,501
Net loss	$(16,153)	$(26,659)

OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables
	As of December 31,
	2012	2011
Government agencies	$2,773	$4,774
Others	2,606	226
	$5,379	$5,000

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	As of December 31,
	2012	2011
Raw materials	$20,487	$18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
	$65,570	$69,024

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Abstract]
Schedule of Long-Term Investments
	As of December 31,
	2012	2011
Severance pay funds (see Note 15B)	$11,307	$11,374
Others,(see also investment in limited partnership below)	1,656	1,270
	$12,963	$12,644

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2012	2011
Cost:
Buildings (including facility infrastructure)	$311,089	$312,804
Machinery and equipment	1,359,395	1,275,907
	1,670,484	1,588,711
Accumulated depreciation:
Buildings (including facility infrastructure)	(156,662)	(139,541)
Machinery and equipment	(1,079,354)	(950,487)
	(1,236,016)	(1,090,028)

	$434,468	$498,683

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
	As of December 31,
	Useful Life	2012	2011
Facilities lease rights	1,19	$25,739	$27,549
Technologies, patents and other rights	3.6;4;9	17,104	25,148
Trade name	9	2,723	3,301
Customer relationships	3.6; 15	1,995	2,264
Others		375	475
		$47,936	$58,737

OTHER ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
Schedule of Other Assets, Net
	As of December 31,
	2012	2011
Prepaid long-term land lease, net (see Note 16C)	$4,020	$4,141
Debenture issuance expenses, net and deferred financing charges	7,551	4,615
Prepaid expenses - long-term and others	2,197	5,311
	$13,768	$14,067

OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT LIABILITIES [Abstract]
Schedule of Other Current Liabilities
	As of December 31,
	2012	2011
Employees related liabilities	$28,101	$34,516
Interest payable (primarily in relation to debentures)	3,914	16,580
Other	4,225	13,558
	$36,240	$64,654

LONG-TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS FROM BANKS [Abstract]
Schedule of Long-Term Debt From Banks
As of December 31, 2012
Effective interest rate
In U.S. Dollar	3.06%	$131,055
In JPY	2.92%	13,347
Total long-term loans from banks-principal amount		144,402
Fair value adjustments		(24,410)
Total long-term loans from banks		119,992
Current maturities		25,000
		$94,992

As of December 31, 2011
Effective interest rate (*)
In U.S. Dollar	3.1-3.4%	$116,355
In U.S. Dollar	5.55%	30,000
Total long-term loans from banks-principal amount		146,355
Fair value adjustments		(37,210)
Total long-term loans from banks		109,145
Current maturities		5,300
		$103,845

DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
DEBENTURES [Abstract]
Schedule of Maturities of Debentures
	Interest rate	2013	2014	2015	2016

Debentures Series D	8%	$5,823	$5,823	$5,823	$5,823

Debentures Series F	7.8%	--	--	50,954	50,954
Jazz's New Notes (as defined in G below)	8%	--	--	74,585	--
		$5,823	$5,823	$131,362	$56,777

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Derivatives	(884)	--	(884)
Warrants	295	--		295
	$106,056	$--	$(884)	$106,940

	December 31, 2011	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Convertible debentures Series E	$27,157	$27,157	$--	$--
Tower's loans (including current maturities)(*)	93,845	--	--	93,845
Derivatives	458	--	458	--
Warrants and previously bifurcated conversion option	2,268	--	--	2,268
	$123,728	$27,157	$458	$96,113

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
	Tower's loans (including current maturities)	Warrants
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)

	Tower's loans (including current maturities)	Warrants and previously bifurcated conversion option
As of January 1, 2011 - at fair value	$119,882	$20,892
Settlement of an embedded derivative in shares	(12,087)	--
Warrants exercise	--	(521)
Loan repayment	(30,000)	--
Total losses (gains) unrealized in earnings	16,050	(18,103)
As of December 31, 2011 - at fair value	$93,845	$2,268
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$16,050	$(18,103)

EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$146	$193	$177
Interest cost	399	573	512
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(244)	114	--
Amortization of net (gain) or loss	--	109	48
Total net periodic benefit cost	$301	$989	$737
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(3,851)	$(990)	$376
Net (gain) or loss for the period	(1,355)	(1,752)	643
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	244	(114)	--
Amortization of net (gain) or loss	--	(109)	(48)
Total recognized in other comprehensive income	$(4,962)	$(2,965)	$971
Total recognized in net periodic benefit cost and other comprehensive income	$(4,661)	$(1,976)	$1,708
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.25%/57.00%	10.00%/21.00%	10.00%
Ultimate rate (Pre-65/Post-65)	5.00%/5.00%	5.00%/5.00%	5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2021/2019	2021/2019	2017
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
	Increase	Decrease
Effect on service cost and interest cost	$93	$(75)
Effect on postretirement benefit obligation	$200	$(158)

Schedule of Components of Change in Benefit Obligation, Change in Plan Assets Funded Status
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$7,749	$9,811	$8,232
Service cost	146	193	177
Interest cost	399	573	512
Benefits paid	(93)	(86)	(129)
Change in plan provisions	(3,851)	(990)	376
Actuarial loss (gain)	(1,355)	(1,752)	643
Benefit obligation end of period	$2,995	$7,749	$9,811
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	93	86	129
Benefits paid	(93)	(86)	(129)
Fair value of plan assets at end of period	$--	--	--
Funded status	$(2,995)	$(7,749)	$(9,811)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31, 2012	As of December 31, 2011	As of December 31, 2010
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(132)	(137)	(200)
Non-current liabilities	(2,863)	(7,612)	(9,611)
Net amount recognized	$(2,995)	$(7,749)	$(9,811)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	8.25%/35.00%	8.25%/57.0%	10.0%/21.0%
Ultimate rate (Pre 65/ Post 65)	5.00%/5.00%	5.00%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2022/2022	2021/2019	2021/2019

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2013	$132
2014	128
2015	106
2016	109
2017	128
2018 - 2021	$786

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$--	$--	$106
Interest cost	761	736	729
Expected return on plan assets	(817)	(810)	(693)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	70	--	--
Total net periodic benefit cost	$14	$(74)	$142
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	1,000	2,468	(85)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	(70)	--	--
Total recognized in other comprehensive income	$930	$2,468	$(85)
Total recognized in net periodic benefit cost and other comprehensive income	$944	$2,394	$57
Weighted average assumptions used:
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule Of Change In Benefit Obligation, Change In Plan Assets, Plan Funded Status, Amounts Recognized In Statement Of Financial Position And Weighted Average Assumptions Used [Table Text Block]
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$15,134	$13,105	$11,939
Service cost	--	--	106
Interest cost	761	736	729
Benefits paid	(293)	(273)	(265)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,670	1,566	596
Benefit obligation end of period	$17,272	$15,134	$13,105
Change in plan assets
Fair value of plan assets at beginning of period	$10,842	$10,742	$9,253
Actual return on plan assets	1,488	(92)	1,375
Employer contribution	506	465	379
Benefits paid	(293)	(273)	(265)
Fair value of plan assets at end of period	$12,543	$10,842	$10,742
Funded status	$(4,729)	$(4,292)	$(2,363)
Accumulated benefit obligation	$(17,272)	$(15,134)	$(13,105)
Amounts recognized in statement of financial position
Non-current assets	$--	$--	$--
Current liabilities	--	--	--
Non-current liabilities	(4,729)	(4,292)	(2,363)
Net amount recognized	$(4,729)	$(4,292)	$(2,363)
Weighted average assumptions used
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2013	$484
2014	567
2015	627
2016	683
2017	740
2018- 2021	$4,480

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	--	--	--
Net actuarial (gain) or loss	$97	$70	$--

Schedule of Weighted Average Asset Allocations
Asset Category:	December 31, 2012	Target allocation 2013
Equity securities	79%	65%-75%
Debt securities	21%	25%-35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
	2013	2014	2015	2016	Thereafter	Total
Operating leases	$ 2,237	$ 1,833	$ 1,833	$ 1,833	$ 357	$ 8,093

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Option Activity
	2012		2011		2010
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	4,483,793	$14.97	3,946,484	$14.82	4,101,637	$14.80
Granted	30,336	12.64	787,717	19.29	67,600	21.21
Exercised	125,260	4.36	87,887	5.70	95,079	11.82
Terminated	411	63.57	14,738	168.97	980	325.77
Forfeited	36,971	20.23	147,783	24.19	126,694	17.24
Outstanding as of end of year	4,351,487	15.21	4,483,793	14.97	3,946,484	14.82
Options exercisable as of end of year	3,553,662	$14.28	2,678,946	$17.23	1,866,862	$24.92

Schedule of Information about Share Options Outstanding
Outstanding as of December 31, 2012				Exercisable as of December 31, 2012
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$2.70-$4.35	1,668,344	3.75	$4.33	1,668,344	$4.33
4.80-10.35	72,152	5.77	8.23	67,149	8.18
10.65-15.90	251,474	6.20	14.43	201,865	14.93
17.25-21.60	804,468	5.11	19.80	85,188	20.02
21.75	466,102	3.42	21.75	460,319	21.75
22.50-23.85	609,138	3.20	23.08	595,988	23.07
24.00-29.40	329,126	4.03	26.82	324,126	26.87
30.30-75.00	150,683	3.50	$38.27	150,683	$38.27
	4,351,487			3,553,662

Schedule of Intrinsic and Fair Values for Options Exercised
	2012	2011	2010
The intrinsic value of options exercised	$927	$845	$1,103
The original fair value of options exercised	$819	$512	$433

Schedule of Key Information for Option Plans
	Number of Shares Reserved for Grant	Number of Shares Outstanding	Number of Shares Available for Grant
CEO plans	1,886,193	1,820,495	65,698
Company's employees plans	1,799,084	1,633,988	165,096
Independent Directors' plan	133,334	123,667	9,667
Directors plan	16,247	6,670	9,577
Chairman plan	766,667	766,667
Total	4,601,525	4,351,487	250,038

Schedule of Stock-Based Compensation Expense in Statement of Operations

	Year Ended December 31,
	2012	2011	2010
Component of income (loss) before provision for income taxes:
Cost of revenue	$902	$1,120	$731
Research and development, net	714	850	692
Selling, general and administrative	4,121	6,137	4,990
Stock-based compensation expense	$5,737	$8,107	$6,413

Schedule of Fair Value of Options Granted
	2012	2011	2010
Risk-free interest rate	0.65%-1.04%	0.94%-2.3%	1.14%-3.64%
Expected life of options	4.75 years	4.75 years	7 years
Expected annual volatility	51.76%-55.04%	49.42%-54.45%	50.97%-68.60%
Expected dividend yield	None	None	None

INFORMATION OF GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2012
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2011	2010
USA	81%	78%	69%
India	3	7	14
Asia Pacific*	10	8	8
Europe*	5	5	7
Israel	1	2	2
Total	100%	100%	100%

* Represents revenues from individual countries of less than 10% each.

Schedule of Long-Lived Assets by Geographic Area
	As of December 31,
	2012	2011
Israel	$217,402	$251,506
United States	87,366	96,672
Japan	129,700	150,505
Total	$434,468	$498,683

Schedule of Accounts Receivable of Major Customers
	As of December 31,
	2012	2011
Customer 1	30%	43%
Customer 2	12%	2%

Schedule of Revenues of Major Customers
	Year ended December 31,
	2012	2011	2010
Customer A	43%	32%	--%
Customer B	3	7	14
Customer C	1	4	16
Other customers (*)	13	15	21

FINANCING EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCING EXPENSE, NET [Abstract]
Schedule of Financing Expense
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Amortization on debt	$11,939	$19,073	$15,555
Changes in fair value, (total level 3 changes in fair value as reported in Note 14E)	10,827	(2,053)	7,088
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14E	1,284	(5,624)	10,420
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	2,707	(1,327)	5,946
Loss from notes exchange	--	--	2,350
Others	826	2,436	5,160
Other financing expenses, net	$27,583	$12,505	$46,519

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Provision
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Current tax expense:
Foreign	$(1,800)	$16,645	$11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision	$7,326	$21,362	$12,830

Schedule of Profit (Loss) Before Taxes
	Year Ended
	December 31, 2011	December 31, 2011	December 31, 2010
Profit (loss) before taxes
Domestic	$(83,049)	$(47,541)	$(70,068)
Foreign	20,106	50,373	40,531
Total income (loss) before taxes	$(62,943)	$2,832	$(29,537)

Schedule of Deferred Tax Asset/Liability
	As of December 31,
	2012	2011
Net deferred tax benefit - current
Net operating loss carryforwards	$758	$758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	$9,256	$10,489

	As of December 31,
	2012	2011
Net deferred tax benefit - long-term
Deferred tax assets -
Net operating loss carryforwards	$271,631	$256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
	279,930	266,229
Valuation allowance	(238,719)	(222,568)
	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$(26,804)	$(20,428)

Schedule of Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits
Balance at January 1, 2012	$32,377
Additions for tax positions of prior year	(275)
Translation differences	(719)
Settlements	(3,969)
Balance at December 31, 2012	$27,414
Unrecognized tax benefits
Balance at January 1, 2011	$14,908
Additions for tax positions of current year	8,462
Additions for tax positions of prior year	9,730
Reductions for tax positions of prior year	(723)
Balance at December 31, 2011	$32,377

Unrecognized tax benefits
Balance at January 1, 2010	$10,929
Additions for tax positions of current year	4,937
Additions for tax positions of prior year	249
Reductions for tax positions of prior year	(1,207)
Balance at December 31, 2010	$14,908

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2012	2011	2010
Tax expense (benefit) computed at statutory rates	$(15,736)	$680	$(7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction	--	--	(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$7,326	$21,362	$12,830

RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances

	The nature of the relationships involved	As of December 31,
		2012		2011
Trade accounts receivable	Trade accounts receivable		$148	$29
Long-term investment	Equity investment in a limited partnership		$204	$20
Trade accounts payable	Trade accounts payable		$125	$97
Debentures	Debenture Series B held by TIC including interest accrued	$	- -	$3,303
B.	Transactions

	Description of the transactions	Year Ended December 31,
		2012	2011	2010
Sales	Sales to a limited partnership	$431	$268	$200
Cost of revenues	Purchase of services and goods from related parties of TIC	$2,853	$2,658	$2,551
Financing expenses	Interest on Debentures Series B held by TIC	$--	$180	$161
General and Administrative expenses	Mainly directors fees and reimbursement to directors	$238	$165	$136
Other expense (income), net	Equity loss (profit) in a limited partnership	$(184)	$214	$(51)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Building and building improvements (including facility infrastructure) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	25 years
Building and building improvements (including facility infrastructure) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	10 years
Machinery and equipment, software and hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	7 years
Machinery and equipment, software and hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated economic life	3 years

ACQUISITION OF NISHIWAKI FAB IN JAPAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 03, 2011	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Consideration paid with cash			$ 40,000
Consideration paid with equity issued to acquire			22,630
Estimated fair value of assets, net			82,097
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Fair value of consideration	62,630
Consideration paid with cash	40,000
Consideration paid with equity issued to acquire	22,630
Shares issued in consideration of acquisition	1,300
Estimated fair value of assets, net	82,097
Gross gain on acquisition			19,467
Acquisition's net effect on profit			10,078
Tax provisions and other expenses incurred from acquisition			$ 9,389
Percent of ordinary shares issued for consideration to be released every six months		25.00%

ACQUISITION OF NISHIWAKI FAB IN JAPAN (Schedule of Allocation of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 03, 2011 Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Current assets		$ 25,783
Property, plant, and equipment, including real estate	145,559	145,559
Intangible assets	11,156	11,156
Other assets	2,900	2,900
Total assets as of acquisition date		185,398
Current liabilities		28,317
Long-term liabilities (mainly employees related termination benefits)		74,984
Total liabilities as of acquisition date		103,301
Net assets as of acquisition date	$ 82,097	$ 82,097

ACQUISITION OF NISHIWAKI FAB IN JAPAN (Summary of Unaudited Pro Forma Financial Information) (Details) (Nishiwaki Fab [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nishiwaki Fab [Member]
Business Acquisition [Line Items]
Revenues	$ 745,740	$ 860,501
Net loss	$ (16,153)	$ (26,659)

OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
Government agencies	$ 2,773	$ 4,774
Others	2,606	226
Other receivables, net, current	$ 5,379	$ 5,000

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 20,487	$ 18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
Inventory, net, total	65,570	69,024
Aggregate inventory write-downs	$ 4,194	$ 5,778

LONG-TERM INVESTMENTS (Schedule of Long-Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM INVESTMENTS [Abstract]
Severance pay funds (see Note 15B)	$ 11,307	$ 11,374
Others, (see investment in limited partnership below)	1,656	1,270
Long-term investments, total	$ 12,963	$ 12,644

LONG-TERM INVESTMENTS (Narrative) (Details) (Limited partnership [Member], Parent [Member])	Dec. 31, 2012
Limited partnership [Member] | Parent [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	38.00%

PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost:	$ 1,670,484	$ 1,588,711
Accumulated depreciation	(1,236,016)	(1,090,028)
Property and equipment, net	434,468	498,683
Building and building improvements (including facility infrastructure) [Member]
Property, Plant and Equipment [Line Items]
Cost:	311,089	312,804
Accumulated depreciation	(156,662)	(139,541)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,359,395	1,275,907
Accumulated depreciation	$ (1,079,354)	$ (950,487)

PROPERTY AND EQUIPMENT (Narrative) (Details) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended		84 Months Ended		96 Months Ended
	Feb. 28, 2011 USD ($)	Feb. 28, 2011 ILS	Dec. 31, 2000 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2007 USD ($)	Dec. 31, 2011 USD ($)
PROPERTY AND EQUIPMENT [Abstract]
Aggregate investment grants received				$ 284,406		$ 284,406			$ 282,512
Rate of qualified investments eligible for grants			20.00%
Maximum amount of qualified investments			1,250,000
Maximum aggregate grant amount			250,000
Investment grants	$ 39,000	150,000		$ 2,600	10,000	$ 36,000	135,000	$ 165,000

INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 47,936	$ 58,737
Facilities lease rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		19 years
Intangible assets, net	25,739	27,549
Facilities lease rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Facilities lease rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	19 years
Technologies, patents and other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		9 years
Intangible assets, net	17,104	25,148
Technologies, patents and other rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days
Technologies, patents and other rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years
Other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years	9 years
Intangible assets, net	2,723	3,301
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,995	2,264
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days	3 years 7 months 6 days
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years	15 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 375	$ 475

OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS, NET [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 4,020	$ 4,141
Debenture issuance expenses, net and deferred financing charges	7,551	4,615
Prepaid expenses - long-term and others	2,197	5,311
Other assets, net	$ 13,768	$ 14,067

ASSET-BASED REVOLVING CREDIT FACILITY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2010	Sep. 30, 2008
Lender's Prime [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		0.50%
Lender's Prime [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		1.00%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.25%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.75%
Jazz [Member]
Line of Credit Facility [Line Items]
Maximum borrowing amount		$ 45,000	$ 55,000
Borrowing availability	27,000
Amount outstanding	19,100
Jazz [Member] | Letter of Credit [Member]
Line of Credit Facility [Line Items]
Amount outstanding	$ 1,300

OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
Employees related liabilities	$ 28,101	$ 34,516
Interest payable (primarily in relation to debentures)	3,914	16,580
Other	4,225	13,558
Other current liabilities	$ 36,240	$ 64,654

LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Debt form Banks) (Details) (Loans Payable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Principal amount	$ 144,402	$ 146,355
Fair value adjustments	(24,410)	(37,210)
Total long-term debt from Banks	119,992	109,145
Current maturities	25,000	5,300
Long-term loans from Banks	94,992	103,845
3.06% [Member]
Debt Instrument [Line Items]
Effective interest rate	3.06%
Principal amount	131,055
2.92% [Member]
Debt Instrument [Line Items]
Effective interest rate	2.92%
Principal amount	13,347
3.1 - 3.4% [Member]
Debt Instrument [Line Items]
Effective interest rate, minimum		3.10%
Effective interest rate, maximum		3.40%
Principal amount		116,355
5.55% [Member]
Debt Instrument [Line Items]
Effective interest rate		5.55%
Principal amount		$ 30,000

LONG-TERM LOANS FROM BANKS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Jazz [Member]	Jun. 30, 2010 Jazz [Member]	Sep. 30, 2008 Jazz [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Sep. 30, 2006 September 2006 Amendment [Member]	Dec. 31, 2010 2010 Definitive Agreements [Member]	Dec. 31, 2011 2011 Letter Agreement [Member]	Mar. 31, 2011 2011 Letter Agreement [Member]	Dec. 31, 2012 2011 Letter Agreement [Member]	Feb. 28, 2011 2011 Letter Agreement [Member]	Dec. 31, 2012 GE Credit Line [Member]	May 31, 2012 GE Credit Line [Member]
Line of Credit Facility [Line Items]
Amount outstanding (after fair value adjustments, applicable)				$ 119,992	$ 109,145					$ 131,000		$ 13,347
Maximum borrowing amount		45,000	55,000										50,000
Borrowing availability	27,000											30,000
Basis spread over variable interest rate				2.75%		1.10%	2.75%						2.60%
Repayment of debt								15,000	15,000
Deposit, reserved for payment of debt obligations											50,000
Repayments in 2013				25,000
Repayments in 2014				80,000
Repayments in 2015				$ 26,000

DEBENTURES (Schedule of Maturities of Debentures) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debentures Series D [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayments in 2013	$ 5,823
Repayments in 2014	5,823
Repayments in 2015	5,823
Repayments in 2016	5,823
2010 Debentures Series F [Member]
Debt Instrument [Line Items]
Interest rate	7.80%
Repayments in 2013
Repayments in 2014
Repayments in 2015	50,954
Repayments in 2016	50,954
Jazz New Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Repayments in 2013
Repayments in 2014
Repayments in 2015	74,585
Repayments in 2016
Convertible Debt [Member]
Debt Instrument [Line Items]
Repayments in 2013	5,823
Repayments in 2014	5,823
Repayments in 2015	131,362
Repayments in 2016	$ 56,777

DEBENTURES (Narrative) (Details) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Tower Debentures [Member] USD ($)	Dec. 31, 2011 Tower Debentures [Member] USD ($)	Jul. 31, 2010 Jazz New Notes [Member] USD ($)	Dec. 31, 2011 Jazz New Notes [Member] USD ($)	Dec. 31, 2010 Jazz New Notes [Member] USD ($)	Dec. 31, 2012 Jazz New Notes [Member] USD ($)	Jan. 31, 2006 2005 Debentures Series B [Member] USD ($)	Dec. 31, 2011 2005 Debentures Series B [Member] USD ($)	Dec. 31, 2011 2006 Convertible Debentures Series C [Member]	Dec. 31, 2006 2006 Convertible Debentures Series C [Member] USD ($)	Dec. 31, 2011 Debentures Series D [Member] USD ($)	Dec. 31, 2012 Debentures Series D [Member] USD ($)	Dec. 31, 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2012 2007 Debentures series E [Member] USD ($)	Dec. 31, 2011 2007 Debentures series E [Member] USD ($)	Dec. 31, 2007 2007 Debentures series E [Member] USD ($)	Dec. 31, 2012 2010 Debentures Series F [Member] USD ($)	Dec. 31, 2011 2010 Debentures Series F [Member] USD ($)	Dec. 31, 2012 2010 Debentures Series F [Member] ILS	Dec. 31, 2010 2010 Debentures Series F [Member] USD ($)
Debt Instrument [Line Items]
Outstanding principal				$ 255,879	$ 177,249		$ 93,556		$ 93,556		$ 10,291			$ 29,464	$ 24,475		$ 0	$ 27,362		$ 231,404	$ 110,132		$ 110,132
Principal amount																27,000			30,000	231,000
Maturity date							Jun 30, 2015				Jan 31, 2012	Dec 31, 2011		Dec 31, 2016							Dec 31, 2016
Proceeds from convertible debentures										48,169			31,219
Interest rate									8.00%						8.00%					7.80%
Percentage of par value																				8.00%
Conversion ratio per share																						38.21
Premium percentage over principal value													37.00%							20.00%
Issuance of warrants to purchase common stock																				26.6
Exercise price of warrant issued						$ 1.7
Debt conversion, original debt, amount						80,000
Debt conversion, exchange ratio						$ 1.175
Beneficial conversion feature	109,768																			110,000
Loss from notes exchange, net			$ (2,350)					$ (2,350)
Fair value assumption, risk-free interest rate								1.79%
Fair value assumption, expected term								5 years
Fair value assumption, expected volatility								50.00%

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Tower And Jazz Debentures [Member]	Dec. 31, 2011 Tower And Jazz Debentures [Member]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Hedge agreements		$ 27,000
Loss due to hedge agreements	1,396
Debt Instrument [Line Items]
Fair value of debentures			313,456	227,280
Carrying amount			$ 199,785	$ 240,720

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Recurring Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures	$ 193,962	$ 197,765
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures		27,157
Tower's loans (including current maturities)	106,645	93,845
Derivatives	(884)	458
Warrants and previously bifurcated conversion option	295	2,268
Total liabilities	106,056	123,728
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Derivatives
Warrants and previously bifurcated conversion option
Total liabilities		27,157
Level 1 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures		27,157
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)
Derivatives	(884)	458
Warrants and previously bifurcated conversion option
Total liabilities	(884)	458
Level 2 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tower's loans (including current maturities)	106,645	93,845	119,882
Derivatives
Warrants and previously bifurcated conversion option	295	2,268	20,892
Total liabilities	106,940	96,113
Level 3 [Member] | Recurring [Member] | 2007 Debentures series E [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debentures

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tower's debt (including current maturities)
Settlement of an embedded derivative in shares		$ 12,087
Recurring [Member]
Tower's debt (including current maturities)
Ending balance - at fair value	106,645	93,845
Warrants and previously bifurcated conversion option
Ending balance - at fair value	295	2,268
Level 3 [Member] | Recurring [Member]
Tower's debt (including current maturities)
Beginning balance - at fair value	93,845	119,882
Settlement of an embedded derivative in shares		(12,087)
Warrants exercise
Decrease in bifurcated conversion option due to conversions
Issuance of warrants
Loan repayment		30,000	49,065
Total losses (gains) unrealized in earnings	12,800	16,050	1,341
Ending balance - at fair value	106,645	93,845	119,882
Unrealized losses (gains) recognized in earnings from liabilities held at period end	12,800	16,050
Warrants and previously bifurcated conversion option
Beginning balance - at fair value	2,268	20,892
Settlement of an embedded derivative in shares
Warrants exercise		(521)	(3,790)
Decrease in bifurcated conversion option due to conversions			(6,346)
Issuance of warrants			13,247
Loan repayment
Total losses (gains) unrealized in earnings	(1,973)	(18,103)	5,747
Ending balance - at fair value	295	2,268	20,892
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ (1,973)	$ (18,103)

EMPLOYEE RELATED LIABILITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE RELATED LIABILITIES [Abstract]
Severance pay fund, Israeli employees	$ 11,307	$ 11,374
Long-term employee liabilties, Israeli employees	12,621	12,586
Employee termination benefits	3,450	4,641	3,437
Termination liability, Japanese employees	57,408
Payments for employee termination benefits, Japanese employees	18,231	453
Reduction to plan obiligation, USA employees	$ 3,900
Expected return on plan assets, USA employees		7.50%

EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Amortization of transition obligation (asset)
Weighted average assumptions used:
Expected return on plan assets, USA employees		7.50%
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	146	193	177
Interest cost	399	573	512
Expected return on the plan's assets
Amortization of transition obligation (asset)
Amortization of prior service costs	(244)	114
Amortization of net (gain) or loss		109	48
Total net periodic benefit cost	301	989	737
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	(3,851)	(990)	376
Net (gain) or loss for the period	(1,355)	(1,752)	643
Amortization of transition obligation (asset)
Amortization of prior service costs	244	(114)
Amortization of net (gain) or loss		(109)	(48)
Total recognized in other comprehensive income	(4,962)	(2,965)	971
Total recognized in net periodic benefit cost and other comprehensive income	(4,661)	(1,976)	1,708
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year			10.00%
Ultimate rate			5.00%
Measurement date	Dec 31, 2012	Dec 31, 2011	Dec 31, 2010
Postretirement Medical Plan [Member] | Minimum [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	8.25%	10.00%
Ultimate rate	5.00%	5.00%
Year that ultimate rate is reached	2019	2019	2017
Postretirement Medical Plan [Member] | Maximum [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	57.00%	21.00%
Ultimate rate	5.00%	5.00%
Year that ultimate rate is reached	2021	2021	2017
Pension Plan [Member]
Net periodic benefit cost
Service cost			106
Interest cost	761	736	729
Expected return on the plan's assets	(817)	(810)	(693)
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net (gain) or loss	70
Total net periodic benefit cost	14	(74)	142
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	1,000	2,468	(85)
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net (gain) or loss	(70)
Total recognized in other comprehensive income	930	2,468	(85)
Total recognized in net periodic benefit cost and other comprehensive income	$ 944	$ 2,394	$ 57
Weighted average assumptions used:
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets, USA employees	7.50%	7.50%	7.50%
Rate of compensation increases

EMPLOYEE RELATED LIABILITIES (Schedule of Impact of One-Percentage Point Change in Assumed Health Care Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
EMPLOYEE RELATED LIABILITIES [Abstract]
Effect on service cost and interest cost, Increase	$ 93
Effect on postretirement obligation, Increase	200
Effect on service cost and interest cost, Decrease	(75)
Effect on postretirement obligation, Decrease	$ (158)

EMPLOYEE RELATED LIABILITIES (Schedule of Components of Change in Benefit Obligation, Change in Plan Assets and Funded Status) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in benefit obligation:
Change in plan provisions	$ 3,900
Postretirement Medical Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	7,749	9,811	8,232
Service cost	146	193	177
Interest cost	399	573	512
Benefits paid	(93)	(86)	(129)
Change in plan provisions	(3,851)	(990)	376
Actuarial loss (gain)	(1,355)	(1,752)	643
Benefit obligation end of period	2,995	7,749	9,811
Change in plan assets
Fair value of plan assets at beginning of period
Actual return on plan assets
Employer contributions	93	86	129
Benefits paid	(93)	(86)	(129)
Fair value of plan assets at end of period
Funded status	(2,995)	(7,749)	(9,811)
Pension Plan [Member]
Change in benefit obligation:
Benefit obligation at beginning of period	15,134	13,105	11,939
Service cost			106
Interest cost	761	736	729
Benefits paid	(293)	(273)	(265)
Change in plan provisions
Actuarial loss (gain)	1,670	1,566	596
Benefit obligation end of period	17,272	15,134	13,105
Change in plan assets
Fair value of plan assets at beginning of period	10,842	10,742	9,253
Actual return on plan assets	1,488	(92)	1,375
Employer contributions	506	465	379
Benefits paid	(293)	(273)	(265)
Fair value of plan assets at end of period	12,543	10,842	10,742
Funded status	(4,729)	(4,292)	(2,363)
Accumulated benefit obligation	$ (17,272)	$ (15,134)	$ (13,105)

EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Medical Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities	(132)	(137)	(200)
Non-current liabilities	(2,863)	(7,612)	(9,611)
Net amount recognized	(2,995)	(7,749)	(9,811)
Assumed health care cost trend rates:
Ultimate rate			5.00%
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Rate of compensation increases
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.25%	8.25%	10.00%
Ultimate rate	5.00%	5.00%	5.00%
Year that ultimate rate is reached	2022	2021	2021
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	35.00%	57.00%	21.00%
Ultimate rate	5.00%	5.00%	5.00%
Year that ultimate rate is reached	2022	2019	2019
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets
Current liabilities
Non-current liabilities	(4,729)	(4,292)	(2,363)
Net amount recognized	(4,729)	(4,292)	(2,363)
Weighted average assumptions used:
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases

EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 132
2014	128
2015	106
2016	109
2017	128
2018 - 2021	786
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	484
2014	567
2015	627
2016	683
2017	740
2018 - 2021	$ 4,480

EMPLOYEE RELATED LIABILITIES (Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE RELATED LIABILITIES [Abstract]
Transition obligation (asset)
Prior service cost
Net actuarial (gain) or loss	$ 97	$ 70

EMPLOYEE RELATED LIABILITIES (Schedule of Weighted Average Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	100.00%
Target allocation 2013, minimum	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	79.00%
Target allocation 2013, minimum	65.00%
Target allocation 2013, maximum	75.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	21.00%
Target allocation 2013, minimum	25.00%
Target allocation 2013, maximum	35.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2013, minimum	0.00%
Target allocation 2013, maximum	0.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded percentage	0.00%
Target allocation 2013, minimum	0.00%
Target allocation 2013, maximum	0.00%

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
Rent expenses	$ 2,400	$ 2,400	$ 2,400
Asian entity agreement, total value	130,000
Aggregate amount paid from agreement	118,000
Revenue from Asian entity agreement	$ 15,400	$ 36,200	$ 68,100

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 2,237
2014	1,833
2015	1,833
2016	1,833
Thereafter	357
Total	$ 8,093

SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						12 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Israeli Banks [Member] USD ($)	Dec. 31, 2012 Israeli Banks [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] USD ($)	Dec. 31, 2012 Chairman Plan [Member]	Dec. 31, 2012 2009 Employee Share Incentive Plan [Member] USD ($)	Dec. 31, 2012 Directors Plan [Member] USD ($)	Aug. 31, 2011 Independent Directors Plan [Member]	Dec. 31, 2012 Independent Directors Plan [Member] USD ($)
SHAREHOLDERS' EQUITY [Abstract]
Reverse stock split, shares exchanged for one share of common stock	15
Common stock, shares authorized	22,000,000	120,000,000	73,300,000
Common stock, par value per share					15	15
Common stock, shares issued		22,300,000	21,200,000
Treasury stock, shares		86,700	86,700
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,601,525									766,667		16,247		133,334
Number of shares authorized, per director													26,667		10,000
Number of shares outstanding		4,351,487	4,483,793	3,946,484			4,101,637			1,800,000	766,667		6,670		123,667
Number of shares available for grant		250,038								65,700		263,000	9,577		9,667
Outstanding, exercise price per share		$ 15.21	$ 14.97	$ 14.82			$ 14.8						$ 18.6		$ 11.53
Exercisable, exercise price per share		$ 14.28	$ 17.23	$ 24.92								$ 17.25
Vesting period		4 years											4 years	3 years	3 years
Exercisable period		10 years											5 years
Compensation cost										$ 15,212					$ 790
Warrants outstanding									309,400
Warrants, exercise price									$ 37.4
Warrants, cost of extension				2,478				2,478
Weighted average grant-date fair value		$ 6	$ 8.7	$ 10.95
Amount invested in Tower by Yorkville			20,000
Common stock available for drawdown			7,000
Possible sale of securities, amount available for future utilization			$ 22,000

SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of share options
Outstanding as of beginning of year	4,483,793	3,946,484	4,101,637
Granted	30,336	787,717	67,600
Exercised	125,260	87,887	95,079
Terminated	(411)	(14,738)	(980)
Forfeited	(36,971)	(147,783)	(126,694)
Outstanding as of end of year	4,351,487	4,483,793	3,946,484
Options exercisable as of end of year	3,553,662	2,678,946	1,866,862
Weighted average exercise price
Outstanding as of beginning of year	$ 14.97	$ 14.82	$ 14.8
Granted	$ 12.64	$ 19.29	$ 21.21
Exercised	$ 4.36	$ 5.7	$ 11.82
Terminated	$ 63.57	$ 168.97	$ 325.77
Forfeited	$ 20.23	$ 24.19	$ 17.24
Outstanding as of end of year	$ 15.21	$ 14.97	$ 14.82
Options exercisable as of end of year	$ 14.28	$ 17.23	$ 24.92

SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	4,351,487
Number exercisable	3,553,662
$2.70 - $4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	1,668,344
Outstanding, Weighted-average remaining contractual life	3 years 9 months
Outstanding, Weighted average exercise price	$ 4.33
Number exercisable	1,668,344
Exercisable, Weighted average exercise price	$ 4.33
Exercise price, minimum	$ 2.7
Exercise price, maximum	$ 4.35
$4.80 - $10.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	72,152
Outstanding, Weighted-average remaining contractual life	5 years 9 months 7 days
Outstanding, Weighted average exercise price	$ 8.23
Number exercisable	67,149
Exercisable, Weighted average exercise price	$ 8.18
Exercise price, minimum	$ 4.8
Exercise price, maximum	$ 10.35
$10.65 - $15.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	251,474
Outstanding, Weighted-average remaining contractual life	6 years 2 months 12 days
Outstanding, Weighted average exercise price	$ 14.43
Number exercisable	201,865
Exercisable, Weighted average exercise price	$ 14.93
Exercise price, minimum	$ 10.65
Exercise price, maximum	$ 15.9
$17.25 - $21.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	804,468
Outstanding, Weighted-average remaining contractual life	5 years 1 month 10 days
Outstanding, Weighted average exercise price	$ 19.8
Number exercisable	85,188
Exercisable, Weighted average exercise price	$ 20.02
Exercise price, minimum	$ 17.25
Exercise price, maximum	$ 21.6
$21.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	466,102
Outstanding, Weighted-average remaining contractual life	3 years 5 months 1 day
Outstanding, Weighted average exercise price	$ 21.75
Number exercisable	460,319
Exercisable, Weighted average exercise price	$ 21.75
Exercise price, maximum	$ 21.75
$22.50 - $23.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	609,138
Outstanding, Weighted-average remaining contractual life	3 years 2 months 12 days
Outstanding, Weighted average exercise price	$ 23.08
Number exercisable	595,988
Exercisable, Weighted average exercise price	$ 23.07
Exercise price, minimum	$ 22.5
Exercise price, maximum	$ 23.85
$24.00 - $29.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	329,126
Outstanding, Weighted-average remaining contractual life	4 years 11 days
Outstanding, Weighted average exercise price	$ 26.82
Number exercisable	324,126
Exercisable, Weighted average exercise price	$ 26.87
Exercise price, minimum	$ 24
Exercise price, maximum	$ 29.4
$30.30 - $75.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	150,683
Outstanding, Weighted-average remaining contractual life	3 years 6 months
Outstanding, Weighted average exercise price	$ 38.27
Number exercisable	150,683
Exercisable, Weighted average exercise price	$ 38.27
Exercise price, minimum	$ 30.3
Exercise price, maximum	$ 75

SHAREHOLDERS' EQUITY (Schedule of Intrinsic and Fair Values of Options Exercised) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
The intrinsic value of options exercised	$ 927	$ 845	$ 1,103
The fair value of options exercised	$ 819	$ 512	$ 433

SHAREHOLDERS' EQUITY (Schedule of Key Information for Option Plans) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	4,601,525
Number of Shares Outstanding	4,351,487	4,483,793	3,946,484	4,101,637
Number of Shares Available for Grant	250,038
CEO Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	1,886,193
Number of Shares Outstanding	1,820,495
Number of Shares Available for Grant	65,698
Company's Employees Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	1,799,084
Number of Shares Outstanding	1,633,988
Number of Shares Available for Grant	165,096
Independent Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	133,334
Number of Shares Outstanding	123,667
Number of Shares Available for Grant	9,667
Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	16,247
Number of Shares Outstanding	6,670
Number of Shares Available for Grant	9,577
Chairman Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Reserved for Grant	766,667
Number of Shares Outstanding	766,667
Number of Shares Available for Grant

SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense in Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of income (loss) before provision for income taxes:
Cost of revenue	$ 902	$ 1,120	$ 731
Research and development, net	714	850	692
Selling, general and administrative	4,121	6,137	4,990
Stock-based compensation expense	$ 5,737	$ 8,107	$ 6,413

SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDERS' EQUITY [Abstract]
Risk-free interest rate, minimum	0.65%	0.94%	1.14%
Risk-free interest rate, maximum	1.04%	2.30%	3.64%
Expected life of options	4 years 9 months	4 years 9 months	7 years
Expected annual volatility, minimum	51.76%	49.42%	50.97%
Expected annual volatility, maximum	55.04%	54.45%	68.60%
Expected dividend yield	0.00%	0.00%	0.00%

INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentage	100.00%	100.00%	100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	81.00%	78.00%	69.00%
India [Member]
Segment Reporting Information [Line Items]
Percentage	3.00%	7.00%	14.00%
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Percentage	10.00%	8.00%	8.00%
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	5.00%	5.00%	7.00%
Israel [Member]
Segment Reporting Information [Line Items]
Percentage	1.00%	2.00%	2.00%

INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 434,468	$ 498,683
Israel [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	217,402	251,506
USA [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	87,366	96,672
Japan [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 129,700	$ 150,505

INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details) (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage	30.00%	43.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage	12.00%	2.00%

INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues [Member]
Concentration Risk [Line Items]
Percentage	100.00%	100.00%	100.00%
Customer A [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	43.00%	32.00%	0.00%
Customer B [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	3.00%	7.00%	14.00%
Customer C [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	1.00%	4.00%	16.00%
Other Customers [Member] | Minimum [Member]
Concentration Risk [Line Items]
Percentage	3.00%	3.00%	5.00%
Other Customers [Member] | Maximum [Member]
Concentration Risk [Line Items]
Percentage	6.00%	7.00%	9.00%
Other Customers [Member] | Revenues [Member]
Concentration Risk [Line Items]
Percentage	13.00%	15.00%	21.00%

FINANCING EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCING EXPENSE, NET [Abstract]
Interest expenses, net	$ 31,808	$ 27,797	$ 26,406
Amortization on debt	11,939	19,073	15,555
Changes in fair value, (total level 3 changes in fair value as reported in Note 14E)	10,827	(2,053)	7,088
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14E	1,284	(5,624)	10,420
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	2,707	(1,327)	5,946
Loss from notes exchange			2,350
Other	826	2,436	5,160
Other financing expenses, net	$ 27,583	$ 12,505	$ 46,519

OTHER INCOME, NET (Details) (Jazz [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Jazz [Member]
Component of Other Income, Nonoperating [Line Items]
Ownershp percentage		10.00%
Cash from investment	$ 32,000
Gain on sale of investment	$ 15,000

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Jazz [Member]	Dec. 31, 2012 Jazz [Member] Minimum [Member]	Dec. 31, 2012 Jazz [Member] Maximum [Member]	Dec. 31, 2012 Tower [Member]	Dec. 31, 2012 Tower Jazz Japan Limited [Member]
Other Tax Carryforward [Line Items]
Valuation allowance	$ 240,065	$ 223,937
Effective income tax rate						20.00%
Net operating loss carry forwards						1,000,000	7,300
Net operating loss carry forwards, annual utilization amount			2,100
Federal net operating loss carry forwards			36,800
State net operating loss carry forwards			$ 128,200
Beginning year of expiration, operating loss carry forwards				2014	2021		2020

INCOME TAXES (Scedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Foreign	$ (1,800)	$ 16,645	$ 11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision (benefit)	$ 7,326	$ 21,362	$ 12,830

INCOME TAXES (Schedule of Profit (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit (loss) before taxes
Domestic	$ (83,049)	$ (47,541)	$ (70,068)
Foreign	20,106	50,373	40,531
PROFIT (LOSS) BEFORE INCOME TAX	$ (62,943)	$ 2,832	$ (29,537)

INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net deferred tax benefit - current
Net operating loss carryforwards	$ 758	$ 758
Employees benefits and compensation	4,409	5,926
Accruals, reserves and others	5,435	5,174
Gross deferred tax benefit - current	10,602	11,858
Valuation allowance	(1,346)	(1,369)
Total net current deferred tax benefit	9,256	10,489
Net deferred tax benefit - long-term
Net operating loss carryforwards	271,631	256,139
Employees benefits and compensation	5,756	5,699
Research and development	1,879	2,707
Others	664	1,684
Gross deferred tax benefit - long-term	279,930	266,229
Valuation allowance	(238,719)	(222,568)
Total net long-term deferred tax benefit	41,211	43,661
Deferred tax liability - depreciation and amortization	(55,099)	(48,721)
Intangible assets	(10,434)	(12,785)
Debt discount	(1,203)	(1,209)
Others	(1,279)	(1,374)
Total net long-term deferred tax liability	$ (26,804)	$ (20,428)

INCOME TAXES (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Beginning balance	$ 32,377	$ 14,908	$ 10,929
Additions for tax positions of current year		8,462	4,937
Additions for tax positions of prior year	(275)	9,730	249
Reductions for tax positions of prior year		(723)	(1,207)
Translation differences	(719)
Settlements	(3,969)
Ending balance	$ 27,414	$ 32,377	$ 14,908

INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Tax expense (benefit) computed at statutory rates	$ (15,736)	$ 680	$ (7,384)
Effect of different tax rates in different jurisdictions	7,514	10,683	7,552
Tax benefits for which deferred taxes were not recorded	15,955	7,300	17,467
Domestic Production Activities Deduction			(1,136)
Permanent differences and other, net	(407)	2,699	(3,669)
Income tax provision (benefit)	$ 7,326	$ 21,362	$ 12,830

RELATED PARTIES BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTIES BALANCES AND TRANSACTIONS [Abstract]
Trade accounts receivable	$ 148	$ 29
Long-term investment	204	20
Trade accounts payable	125	97
Debentures		3,303
Sales	431	268	200
Cost of revenues	2,853	2,658	2,551
Financing expenses		180	161
General and Administrative expenses	238	165	136
Other expense (income), net	$ (184)	$ 214	$ (51)